Semi-Annual Report o April 30, 1999

CitiFunds(TM)

         LARGE CAP GROWTH PORTFOLIO

LARGE CAP STOCKS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Portfolio Highlights                                                           4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
Statement of Assets and Liabilities                                            6
--------------------------------------------------------------------------------
Statement of Operations                                                        7
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             8
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 11
--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO
Portfolio of Investments                                                      14
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           16
--------------------------------------------------------------------------------
Statement of Operations                                                       16
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            17
--------------------------------------------------------------------------------
Financial Highlights                                                          17
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

   This semi-annual report covers the period from November 1, 1998 through April 30, 1999 for CitiFundsSM Large Cap Growth Portfolio. Citibank, N.A. the CitiFunds' investment manager, discusses the market conditions it faced, the strategies it employed as well as its outlook for the future.

   Effective May 1999, Grant Hobson, co-manager of CitiFunds Large Cap Growth Portfolio, retired from Citibank and the Portfolio is now managed solely by Richard Goldman. We would like to thank Grant for all his contributions to the Large Cap Growth Portfolio and wish him well in the future.

   The reporting period saw a continuation of the strong economic conditions in the U.S., a favorable environment that has existed for more than seven years. Lower short-term interest rates and a looser monetary policy adopted by the Federal Reserve Board in the fall of 1998 appear to have helped U.S. businesses better cope with the effects of economic weakness in Japan, Asia and Latin America. During the reporting period, consumer spending remained high, corporate earnings grew, the rate of unemployment was low and inflationary pressures continued to be virtually nonexistent.

   These economic conditions produced good results for stocks over the past six months as the S&P 500 Index recorded new highs. (The S&P 500 Index is an index composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market.) However, the stock market's advance as defined by the S&P 500 Index was remarkably narrow, led by a relatively small number of large cap growth and technology companies. Since the Portfolio invests primarily in large-cap growth companies, it participated in much of the market's rise.

   Thank you for your continued confidence and participation.

Sincerely,

/s/Philip Coolidge
------------------
Philip W. Coolidge
President
May 20, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   CitiFunds Large Cap Growth Portfolio's focus on large capitalization companies with track records of consistent revenue and earnings growth continued to produce good results during the final months of 1998 and the beginning of 1999. During the reporting periods, the Portfolio benefited from the remarkable resilience of the U.S. financial markets, which rallied strongly after last fall's sharp declines. In part, we attribute the rebound to the implementation of lower interest rates by central banks throughout the world, which helped stimulate economic growth in the U.S. and overseas.

   Most importantly, lower interest rates signaled the central banks' willingness to fight the spread of the global currency and credit crisis, which began in Asia in 1997 and extended to Russia and parts of Latin America in 1998. These moves eased investors' concerns that economic weakness might adversely affect corporate earnings, convincing them to shift their assets back to stocks from the safe haven of government bonds.

   However, the U.S. stock market's advance between November and February continued to be concentrated primarily in a relatively small number of large-cap companies with predictable earnings. Large Cap Growth Portfolio participated strongly in these types of companies, and received the benefits of strong gains from its holdings in the retail, technology and commercial services industries. In fact, because we expected companies in the information processing and specialty retail industries to prosper in the prevailing environment, we remained overweighted in them relative to the portfolio's benchmark, the S&P BARRA Growth Index (an index that is made up of the growth component of the S&P 500 Index).

   In March and April, the stock market experienced a change in leadership. After many months of lagging the broader averages, value-oriented stocks (i.e., those selling at low prices relative to earnings) posted larger short-term gains than growth stocks. What's more, lower quality stocks began to rally while high quality stocks, such as those in which we primarily invest, declined modestly.

   During the reporting period, we reduced our holdings of select financial services and health care companies, selling those that we believed were vulnerable to a slowdown in the industry's growth rate. At the same time, we shifted assets within the technology industry from computer manufacturers to networking and communications-related companies. We also reallocated assets in the telecommunications sector, shifting our emphasis from regional telephone companies to long-distance carriers. These changes reflected our more positive outlook for earnings growth within the latter sectors of the technology and telecommunications industries.

   Consistent with our investment discipline, we continued to avoid many Internet stocks, which represented the best-performing segment of the stock market over the past six months. While we believe that the Internet is an exciting growth area, most Internet companies do not meet our high quality standards. As a high quality large cap growth fund, we invest based on a track record of consistent earnings growth driven by higher revenues and low levels of debt. We will, however, continue to seek out select Internet-related opportunities that meet our high quality criteria and we will focus on identifying companies that stand to benefit from the Internet revolution.

   Looking ahead, we are prepared for continued market volatility over the near term. Overall, stock prices appear to be quite high relative to historical valuations. Large-cap growth companies seem to be particularly expensive, selling at historically wide valuations relative to small-cap, mid-cap and value-oriented stocks. In our view, the best way to protect shareholders from the risk of price declines is to maintain CitiFunds Large Cap Growth Portfolio's longstanding investment approach, the centerpiece of which includes an unwavering focus on quality and consistency. We believe that our approach may be a particularly effective way to participate in long-term market gains while helping to reduce short-term risks.

FUND FACTS

FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid semi-annually, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
October 19, 1990                         Distributed annually, if any

NET ASSETS AS OF 4/30/99                 BENCHMARKS
Class A shares                           o Standard & Poor's Barra Growth Index
$528.1 million                           o Lipper Growth Funds Average
Class B shares
$24.7 million

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 1999 (Unaudited)

COMPANY, INDUSTRY                                               % OF NET ASSETS
Microsoft Corp., Technology                                         8.10%
--------------------------------------------------------------------------------
General Electric Co., Producer Manufacturing                        6.51%
--------------------------------------------------------------------------------
Wal Mart Stores Inc., Retail                                        4.14%
--------------------------------------------------------------------------------
Cisco Systems Inc., Technology                                      4.13%
--------------------------------------------------------------------------------
Procter & Gamble Co., Consumer Non-Durables                         3.60%
--------------------------------------------------------------------------------
Pfizer Inc., Healthcare                                             3.48%
--------------------------------------------------------------------------------
International Business Machines, Technology                         3.39%
--------------------------------------------------------------------------------
Intel Corp., Semiconductor Technology                               2.96%
--------------------------------------------------------------------------------
Lucent Technology Inc.,  Technology                                 2.90%
--------------------------------------------------------------------------------
MCI Worldcom Inc., Consumer Services                                2.76%
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 1999 (Unaudited)

[The following table represents a Pie Chart in the printed piece]

Finance                      10%
Consumer                     10%
Producer Manufacturing        9%
Transportation                1%
Technology Services           6%
Technology                   22%
Semi Conductor Technology     4%
Healthcare                   16%
*Short-Term                   3%
Retail                       14%
Commercial Services           5%

*Includes cash and net other assets

FUND PERFORMANCE
TOTAL RETURNS


                                                                                 SINCE
                                                      SIX      ONE     FIVE     10/19/90
ALL PERIODS ENDED APRIL 30, 1999 (Unaudited)         MONTH**   YEAR    YEARS*   INCEPTION*
------------------------------------------------------------------------------------------
CitiFunds Large Cap Growth Portfolio (Class A)       16.77%   19.84%   21.81%    18.83%
  without sales charge
Lipper Growth Funds Average                          22.70%   15.05%   20.90%    19.04%+
S&P Barra Growth Index                               22.56%   29.35%   30.61%    22.63%+
CitiFunds Large Cap Growth Portfolio (Class A)
  with a maximum sales charge of 5.00%               10.93%   13.85%   20.57%    18.12%
CitiFunds Large Cap Growth Portfolio (Class B)
  without deferred sales charge                        --       --       --       1.32%#**
Lipper Growth Funds Average                            --       --       --       7.32%++**
S&P Barra Growth Index                                 --       --       --       6.68%++**
CitiFunds Large Cap Growth Portfolio (Class B)
  with a maximum deferred sales charge of 5.00%        --       --       --      (3.75%)#**

 * Average Annual Total Return
** Not Annualized
 + From 10/31/90
++ From 12/31/98
 # Commencement of Operations 1/4/99

Capital Gain Distributions $1.915 for Class A

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $41,407 with sales charge (as of 4/30/99). The graph shows how the Fund compares to its benchmarks over the same period.


[The following table represents a chart in the printed piece].


                             Lipper Growth       S&P Barra       CitiFunds Large
Date                          Funds Index       Growth Index     Cap Growth Fund
--------------------------------------------------------------------------------
10/19/90                                                              9500
10/31/90                           10000            10000             9354
11/30/90                           10660            10604             9916
12/31/90                           11014            10941            10007
1/31/91                            11690            11396            10447
2/28/91                            12534            12280            11220
3/31/91                            12938            12744            11294
4/30/91                            12922            12720            11053
5/31/91                            13456            13200            11806
6/30/91                            12795            12649            11137
7/31/91                            13430            13325            11791
8/31/91                            13838            13754            12456
9/30/91                            13712            13453            12034
10/31/91                           13993            13617            12308
11/30/91                           13435            13270            11781
12/31/91                           14921            15140            13083
1/31/92                            14997            14608            12871
2/29/92                            15208            14695            13189
3/31/92                            14755            14354            12840
4/30/92                            14656            14506            12893
5/31/92                            14738            14619            12861
6/30/92                            14309            14316            12451
7/31/92                            14821            14962            12982
8/31/92                            14499            14790            12621
9/30/92                            14724            14964            12897
10/31/92                           15021            15189            13226
11/30/92                           15769            15803            13959
12/31/92                           16061            15907            14077
1/31/93                            16259            15735            14152
2/28/93                            16004            15608            13950
3/31/93                            16447            15828            14758
4/30/93                            15937            15098            14524
5/31/93                            16516            15636            14939
6/30/93                            16566            15503            14794
7/31/93                            16526            15183            14602
8/31/93                            17225            15737            15262
9/30/93                            17401            15497            15305
10/31/93                           17643            16073            15518
11/30/93                           17297            16062            15326
12/31/93                           17797            16174            15804
1/31/94                            18322            16520            16124
2/28/94                            18036            16225            15868
3/31/94                            17187            15475            15163
4/30/94                            17244            15545            15441
5/31/94                            17310            15798            15750
6/30/94                            16727            15462            15298
7/31/94                            17169            15955            15777
8/31/94                            17955            16807            16169
9/30/94                            17632            16567            15755
10/31/94                           17911            16953            16049
11/30/94                           17239            16397            15516
12/31/94                           17398            16680            15740
1/31/95                            17520            17094            15840
2/28/95                            18173            17761            16397
3/31/95                            18678            18318            16798
4/30/95                            19061            18794            16976
5/31/95                            19616            19467            17522
6/30/95                            20420            20213            17799
7/31/95                            21372            20858            18362
8/31/95                            21537            20789            18182
9/30/95                            22157            21816            18733
10/31/95                           21825            21990            18789
11/30/95                           22585            22782            19801
12/31/95                           22664            23039            20076
1/31/96                            23149            23920            20601
2/29/96                            23672            24137            20729
3/31/96                            23883            24036            21103
4/30/96                            24669            24505            21266
5/31/96                            25323            25406            21651
6/30/96                            24958            25724            21890
7/31/96                            23475            26107            20641
8/31/96                            24304            24903            21195
9/30/96                            25682            25272            22373
10/31/96                           25857            27026            22385
11/30/96                           27398            27612            23635
12/31/96                           27001            29675            22854
1/31/97                            28381            28989            24207
2/28/97                            27969            31259            24044
3/31/97                            26646            31522            22779
4/30/97                            27637            30025            24720
5/31/97                            29682            32448            25948
6/30/97                            30851            34093            27217
7/31/97                            33446            36793            29121
8/31/97                            32336            34347            27164
9/30/97                            34134            36098            28433
10/31/97                           32840            35012            27944
11/30/97                           33392            36913            29557
12/31/97                           33709            37367            30026
1/31/98                            33867            38623            30769
2/28/98                            36421            41306            32933
3/31/98                            38024            43442            34519
4/30/98                            38476            43806            34552
5/31/98                            37349            42926            33660
6/30/98                            38705            45987            36401
7/31/98                            37807            45959            35923
8/31/98                            31614            39980            31265
9/30/98                            33489            42630            33594
10/31/98                           35860            46207            35460
11/30/98                           38037            49337            37475
12/31/98                           41031            53090            41192
1/31/99                            42709            56332            43005
2/28/99                            40971            54122            40941
3/31/99                            42766            56744            42843
4/30/99                            44002            56634            41407










The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investment in Large Cap Growth Portfolio, at value (Note 1A)      $551,995,064
Receivable for shares of beneficial interest sold                    1,645,643
--------------------------------------------------------------------------------
  Total assets                                                     553,640,707
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  695,647
Payable to affiliates-Management fee (Note 2)                           21,913
Accrued expenses and other liabilities165,015
--------------------------------------------------------------------------------
  Total liabilities                                                    882,575
--------------------------------------------------------------------------------
NET ASSETS                                                        $552,758,132
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                   $411,346,272
Unrealized appreciation                                            107,670,259
Accumulated net realized gain                                       34,598,394
Undistributed net investment loss                                     (856,793)
--------------------------------------------------------------------------------
  Total                                                           $552,758,132
--------------------------------------------------------------------------------
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($528,064,873/22,886,933 shares outstanding)  $23.07
Offering Price per share ($23.07 / 0.95)                                $24.28**
--------------------------------------------------------------------------------
CLASS B SHARES:
Net Asset Value per share and offering price
  ($24,693,259/1,072,318 shares outstanding)                            $23.03*
--------------------------------------------------------------------------------
 * Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.
** Based upon single purchases of less than $25,000.

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Dividend Income from Large Cap Growth Portfolio        $1,387,619
Interest Income from Large Cap Growth Portfolio           355,244
Allocated Expenses from Large Cap Growth Portfolio     (1,680,051)
--------------------------------------------------------------------------------
                                                                    $    62,812
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                  734,835
Service fees Class A (Note 3)                             602,977
Service fees Class B (Note 3)                              37,545
Transfer agent fees                                        28,556
Shareholder reports                                        16,625
Legal fees                                                 12,336
Trustees fees                                              11,826
Custody and fund accounting fees                           11,707
Audit fees                                                  9,575
Other                                                      11,187
--------------------------------------------------------------------------------
  Total expenses                                        1,477,169
Less aggregate amount waived by the Manager (Note 2)     (557,564)
--------------------------------------------------------------------------------
  Net expenses                                                          919,605
--------------------------------------------------------------------------------
Net investment loss                                                    (856,793)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  LARGE CAP GROWTH PORTFOLIO:
Net realized gain                                      35,647,563
Unrealized appreciation                                31,007,429
--------------------------------------------------------------------------------
  Net realized and unrealized gain from
    Large Cap Growth Portfolio                                       66,654,992
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $65,798,199
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS        YEAR
                                                         ENDED          ENDED
                                                    APRIL 30, 1999   OCTOBER 31,
                                                      (Unaudited)       1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                                  $   (856,793) $   (332,222)
Net realized gain                                      35,647,563    34,918,080
Unrealized appreciation                                31,007,429    31,323,892
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                      65,798,199    65,909,750
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income   (Class A)                             --       (138,253)
Net realized gain            (Class A)                (35,754,369)  (50,358,634)
--------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders                       (35,754,369)  (50,496,887)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                      123,571,227   107,344,145
Net asset value of shares issued to shareholders
  from reinvestment of distributions                   35,750,665    50,485,303
Cost of shares repurchased                            (40,163,040)  (43,022,818)
--------------------------------------------------------------------------------
  Total Class A                                       119,158,852   114,806,630
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                       25,638,559           --
Net asset value of shares issued to shareholders
  from reinvestment of distributions                          --            --
Cost of shares repurchased                               (463,310)          --
--------------------------------------------------------------------------------
  Total Class B                                        25,175,249           --
--------------------------------------------------------------------------------
Net increase in net assets from transactions
   in shares of beneficial interest                   144,334,101   114,806,630
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                            174,377,931   130,219,493
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   378,380,201   248,160,708
--------------------------------------------------------------------------------
End of period (including overdistributed
  and undistributed net investment income
  of $(856,793) and $0, respectively)                $552,758,132  $378,380,201
--------------------------------------------------------------------------------

* January 4, 1999 (Commencement of Operations) to April 30, 1999.

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                 CLASS A
                            ------------------------------------------------------------------------------
                            SIX MONTHS              TEN MONTHS
                               ENDED       YEAR        ENDED
                             APRIL 30,     ENDED     OCTOBER 31,         YEAR ENDED DECEMBER 31,
                               1999      OCTOBER 31,   1997      -----------------------------------------
                            (Unaudited)     1998     (Note 1F)     1996       1995      1994++     1993++
----------------------------------------------------------------------------------------------------------
Net Asset Value,
  beginning of period         $ 21.47     $ 21.14    $ 18.25     $ 17.20    $ 14.13    $ 14.80    $ 13.23
----------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment
  income (loss)                (0.035)     (0.022)**   0.031       0.122      0.211      0.173      0.071**
Net realized and
  unrealized gain (loss)
  on investments                3.550       4.735**    4.016       2.250      3.651     (0.245)     1.550**
----------------------------------------------------------------------------------------------------------
    Total from operations       3.515       4.713      4.047       2.372      3.862     (0.072)     1.621
----------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income             --       (0.012)    (0.030)     (0.118)    (0.210)    (0.169)    (0.051)
Net realized gain on
  investments                  (1.915)     (4.371)    (1.127)     (1.204)    (0.582)    (0.429)        --
----------------------------------------------------------------------------------------------------------
    Total distributions        (1.915)     (4.383)    (1.157)     (1.322)    (0.792)    (0.598)    (0.051)
----------------------------------------------------------------------------------------------------------
Net Asset Value, end
  of period                   $ 23.07     $ 21.47    $ 21.14     $ 18.25    $ 17.20    $ 14.13    $ 14.80
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)            $528,065    $378,380   $248,161    $228,954   $213,729   $183,975   $200,903
Ratio of expenses to
  average net assets            1.05%(A)*   1.05%(A)   1.05%(A)*   1.05%(A)   1.05%(A)   1.05%(A)   1.07%
Ratio of net investment
  income (loss) to
  average net assets          (0.34)%*    (0.11)%      0.18%*      0.67%      1.30%      1.15%      0.52%
Portfolio turnover(B)            --          --          --          --         --       1.00%     23.00%
Total return                   16.77%+     26.90%     22.27%+     13.84%     27.55%    (0.41)%     12.26%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and had expenses been limited to that required by certain state securities laws for the year ended December 31, 1992, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income
  (loss) per share           $(0.059)    $(0.078)**     $(0.023)    $0.067     $0.170     $0.136 $(0.029)**
RATIOS:
Expenses to average
  net assets                   1.27%(A)*   1.32%(A)    1.35%(A)*  1.35%(A)   1.30%(A)   1.29%(A)   1.37%
Net investment income
  (loss) to average
  net assets                 (0.56)%*    (0.38)%     (0.12)%*     0.37%      1.05%      0.91%      0.21%
----------------------------------------------------------------------------------------------------------

  *  Annualized.
 ** The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A) Includes the Fund's share of Large Cap Growth Portfolio allocated expenses for the periods subsequent to May 1, 1994.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
  +  Not Annualized.
 ++ On May 1, 1994 the Fund began investing all of its investable assets in Large Cap Growth Portfolio.

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                   CLASS B
                                                                   -------
                                                               JANUARY 4, 1999
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                               APRIL 30, 1999
                                                                 (Unaudited)
--------------------------------------------------------------------------------
Net Asset Value,
  beginning of period                                               $22.73
--------------------------------------------------------------------------------
Income From Operations:
Net investment
  income (loss)                                                     (0.043)
Net realized and unrealized
  gain (loss) on investments                                         0.343
--------------------------------------------------------------------------------
    Total from operations                                            0.300
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                  --
Net realized gain on
  investments                                                          --
--------------------------------------------------------------------------------
    Total distributions                                                --
--------------------------------------------------------------------------------
Net Asset Value, end
  of period                                                         $23.03
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                                                  $24,693
Ratio of expenses to
  average net assets                                                 1.80%(A)*
Ratio of net investment loss to average net assets                 (1.23)%*
Total return                                                         1.32%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and had expenses been limited to that required by certain state securities laws for the year ended December 31, 1992, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                                      $(0.066)
RATIOS:
Expenses to average net assets                                       2.02%(A)*
Net investment loss to average net assets                          (1.45)%*
--------------------------------------------------------------------------------
  * Annualized.
 ** Not Annualized.
(A) Includes the Fund's share of Large Cap Growth Portfolio allocated expenses.

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Large Cap Growth Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Large Cap Growth Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (73.1% at April 30, 1999) in the net assets of the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A, but are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.

   G. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.30% of the Fund's average daily net assets. The management fee amounted to $734,835 of which $557,564 was voluntarily waived for the six months ended April 30, 1999.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

shares of the Fund. The Service fees for Class A shares amounted to $602,977 for the six months ended April 30, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Distribution fees for Class B shares amounted to $37,545 for the period ended April 30, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 1999 aggregated $151,694,918 and $42,458,758, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                   SIX MONTHS
                                                      ENDED         YEAR ENDED
                                                 APRIL 30, 1999     OCTOBER 31,
                                                   (Unaudited)         1998
--------------------------------------------------------------------------------
CLASS A
Shares sold                                        5,367,276        5,093,051
Shares issued to shareholders from
  reinvestment of distributions                    1,619,142        2,873,381
Shares repurchased                                (1,724,713)      (2,082,551)
--------------------------------------------------------------------------------
  Class A net increase                             5,261,705        5,883,881
--------------------------------------------------------------------------------
CLASS B*
Shares sold                                        1,091,966              --
Shares issued to shareholders from
  reinvestment of distributions                          --               --
Shares repurchased                                   (19,648)             --
--------------------------------------------------------------------------------
  Class B net increase                             1,072,318              --
--------------------------------------------------------------------------------

* January 4, 1999 (Commencement of Operations) to April 30, 1999

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

ISSUER                               SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 5.6%
--------------------------------------------------------------------------------
Cintas Corp.                        155,500     $ 10,690,625
Ecolab Inc.                         208,500        8,743,969
Interpublic Group
  Companies Inc.                    171,300       13,286,454
Omnicom Group                       127,200        9,222,000
                                                ------------
                                                  41,943,048
                                                ------------
CONSUMER NON-DURABLES -- 5.1%
--------------------------------------------------------------------------------
Clorox Co.                           97,100       11,202,913
Procter & Gamble Co.                289,180       27,128,699
                                                ------------
                                                  38,331,612
                                                ------------
CONSUMER SERVICES -- 4.3%
--------------------------------------------------------------------------------
Clear Channel
  Communications*                   169,700       11,794,150
MCI Worldcom Inc.*                  253,000       20,793,438
                                                ------------
                                                  32,587,588
                                                ------------
FINANCE -- 9.9%
--------------------------------------------------------------------------------
American International
  Group                             141,750       16,646,765
Bank of New York                    195,100        7,804,000
Charles Schwab Corp.                 82,000        8,999,500
Federal Home Loan
  Mortgage Corp.                    278,000       17,444,500
Firstar                             277,800        8,351,363
Zions  Bancorp                      234,400       15,631,550
                                                ------------
                                                  74,877,678
                                                ------------
HEALTHCARE -- 16.4%
--------------------------------------------------------------------------------
American Home
Products Corp.                      185,000       11,285,000
Cardinal Health Inc.                180,200       10,778,213
Guidant Corp.                       174,000        9,341,625
Johnson & Johnson                   183,700       17,910,750
Lilly (Eli) & Co.                   216,600       15,947,175
Merck & Co.                         165,800       11,647,450
Pfizer Inc.                         228,200       26,257,263
Schering Plough Corp.               425,200       20,542,475
                                                ------------
                                                 123,709,951
                                                ------------
PRODUCER MANUFACTURING -- 8.9%
--------------------------------------------------------------------------------
Danaher Corp.                       155,500       10,331,031
General Electric Co.                465,900       49,152,450
Tyco International Ltd.              94,000        7,637,500
                                                ------------
                                                  67,120,981
                                                ------------

RETAIL -- 13.8%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*             460,100     $ 16,419,819
Costco Companies Inc.*              106,300        8,603,655
Gap Inc.                            111,000        7,388,438
Home Depot                          286,000       17,142,125
Kohls Corp.*                        105,000        6,975,938
Staples Inc.*                       273,550        8,206,500
Wal Mart Stores Inc.                678,200       31,197,200
Walgreen Co.                        295,200        7,933,500
                                                ------------
                                                 103,867,175
                                                ------------
SEMICONDUCTOR TECHNOLOGY -- 4.5%
--------------------------------------------------------------------------------
Altera Corp.*                        96,000        6,936,000
Intel Corp.                         364,600       22,308,963
Xilinx Inc.*                         93,000        4,243,125
                                                ------------
                                                  33,488,088
                                                ------------
TECHNOLOGY -- 21.8%
--------------------------------------------------------------------------------
Cisco Systems Inc.*                 273,400       31,184,687
EMC Corp.*                          108,800       11,852,400
International Business
  Machines                          122,600       25,646,388
Jabil Circuit Inc.*                 124,327        5,788,976
Lucent Technology Inc.              363,600       21,861,450
Microsoft Corp.*                    751,600       61,114,475
Sun Microsystems Inc.*              122,000        7,297,125
                                                ------------
                                                 164,745,501
                                                ------------
TECHNOLOGY  SERVICES -- 6.5%
--------------------------------------------------------------------------------
Automatic Data
  Processing Inc.                   347,500       15,463,750
Ceridian Corp.*                     402,600       14,745,225
Solectron Corp.*                    124,600        6,043,100
SunGard Data Systems*               405,300       12,944,268
                                                ------------
                                                  49,196,343
                                                ------------
TRANSPORTATION -- 0.6%
--------------------------------------------------------------------------------
Southwest Airlines Co.              144,915        4,718,795
                                                ------------
TOTAL COMMON STOCKS
  (Identified Cost
  $564,310,015)                                  734,586,760
                                                ------------

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
(Unaudited)                                                       April 30, 1999

ISSUER                                              VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
   AT AMORTIZED COST-- 2.7%
--------------------------------------------------------------------------------
State  Street  Bank & Trust
   Repurchase  Agreement
   4.92% due 5/3/99 proceeds
   maturity $20,748,503
   (collateralized by $20,910,000
   Federal Home Loan Mortgage
   5.56% due 8/24/00, valued at
   21,159,101)                                  $ 20,740,000
                                                ------------
TOTAL INVESTMENTS
  (Identified Cost
  $585,050,015)                       100.1%     755,326,760
OTHER ASSETS,
  LESS LIABILITIES                     (0.1)        (716,164)
                                      -----     ------------
NET ASSETS                            100.0%    $754,610,596
                                      =====     ============

* Non income producing

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $585,050,015)      $755,326,760
Cash                                                                         761
Dividends and interest receivable                                        157,125
--------------------------------------------------------------------------------
  Total assets                                                       755,484,646
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates-Management fees (Note 2)                           389,228
Accrued expenses and other liabilities                                   484,822
--------------------------------------------------------------------------------
  Total liabilities                                                      874,050
--------------------------------------------------------------------------------
NET ASSETS                                                          $754,610,596
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $754,610,596
--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                       $2,051,434
Interest income                                          525,265
--------------------------------------------------------------------------------
  Total investment income                                           $  2,576,699
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               2,155,201
Custody and fund accounting fees                         234,737
Legal fees                                                31,556
Audit fees                                                14,163
Trustees fees                                              6,964
Other                                                     27,860
--------------------------------------------------------------------------------
  Total expenses                                                       2,470,481
--------------------------------------------------------------------------------
Net investment income                                                    106,218
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions        52,493,096
Unrealized appreciation of investments                52,465,828
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                  104,958,924
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $105,065,142
--------------------------------------------------------------------------------

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS         YEAR
                                                        ENDED           ENDED
                                                   APRIL 30, 1999    OCTOBER 31,
                                                     (Unaudited)        1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                              $    106,218    $  1,225,038
Net realized gain on investment transactions         52,493,096      61,181,518
Unrealized appreciation of investments               52,465,828      55,065,852
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                   105,065,142     117,472,408
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                213,680,255     369,790,712
Value of withdrawals                               (175,039,268)   (201,271,389)
--------------------------------------------------------------------------------
Net increase in net assets
  from capital transactions                          38,640,987     168,519,323
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                         143,706,129     285,991,731
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 610,904,467     324,912,736
--------------------------------------------------------------------------------
End of period                                      $754,610,596    $610,904,467
--------------------------------------------------------------------------------


LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                             SIX MONTHS              TEN MONTHS                          MAY 1, 1994
                                ENDED      YEAR         ENDED          YEAR ENDED       (COMMENCEMENT
                              APRIL 30,    ENDED      OCTOBER 31,      DECEMBER 31,     OF  OPERATIONS)
                                1999     OCTOBER 31,    1997         ----------------   TO DECEMBER 31,
                             (Unaudited)     1998     (Note 1F)      1996        1995        1994
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)             $754,611    $610,904    $324,913     $288,562    $246,158    $186,685
Ratio of expenses to
  average net assets              0.69%*     0.71%       0.60%*       0.60%       0.60%       0.60%*
Ratio of net investment income
  to average net assets           0.03%*     0.23%*      0.62%*       1.10%       1.73%       1.81%*
Portfolio turnover                  32%        53%        103%          90%         67%         35%
-------------------------------------------------------------------------------------------------------

* Annualized

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $12,183,616, $34,554,616, $38,508,816 and
$16,346,503  including  $1,107,028,   $3,598,984,   $4,092,260  and  $1,450,560,
respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the year ended October 31, 1998 "Proceeds from contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

   G.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The management fees paid to Citibank amounted to $2,155,201 for the six months ended April 30, 1999. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $234,318,706  and   $223,882,192,
respectively, for the six months ended April 30, 1999.

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                                                  $585,050,015
--------------------------------------------------------------------------------
Gross unrealized appreciation                                   $173,979,879
Gross unrealized depreciation                                     (3,703,134)
--------------------------------------------------------------------------------
Net unrealized appreciation                                     $170,276,745
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $981. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 * Affiliated Person of Sub-Administrator and Distributor
** Affiliated Person of Investment Manager

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds CaliforniaTax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more information contact your Service Agent or call 1-800-625-4554

  CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1999 Citicorp       [logo] Printed on recycled paper              CFS/LCG/499

                                             Semi-Annual Report o April 30, 1999

         SMALL CAP VALUE
         PORTFOLIO

SMALL CAP STOCKS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Portfolio Highlights                                                           4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------

CITIFUNDS SMALL CAP VALUE PORTFOLIO
Statement of Assets and Liabilities                                            6
--------------------------------------------------------------------------------
Statement of Operations                                                        7
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             8
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 11
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO
Portfolio of Investments                                                      14
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           16
--------------------------------------------------------------------------------
Statement of Operations                                                       16
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            17
--------------------------------------------------------------------------------
Financial Highlights                                                          17
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

   This semi-annual report covers the period from November 1, 1998, through April 30, 1999 for CitiFunds Small Cap Value Portfolio. Inside, we discuss the market conditions faced by the Portfolio's subadviser, Franklin Advisory Services, LLC as well as the strategies employed and its outlook for the future.

   The reporting period saw a continuation of the positive economic conditions that have dominated the U.S. economy for more than seven years. Lower short-term interest rates adopted by the Federal Reserve Board in the fall of 1998 appear to have helped U.S. businesses withstand the effects of economic weakness in Japan, Asia and Latin America. Consumer spending remained high, corporate earnings grew, unemployment was low and inflationary pressures continued to be virtually absent.

   These economic conditions produced mixed results for stocks during the reporting period. On one hand, the Dow Jones Industrial Average closed over 10,000 for the first time in history and the broader Standard & Poor's 500 Composite Stock Index and the technology-driven NASDAQ indices also recorded new highs. (The Dow Jones Industrial Average is a price-weighted average of 30 actively traded blue chip stocks. The Standard & Poor's 500 Composite Stock Index is an index composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. The NASDAQ Composite Index is a market value weighted index that measures all domestic and non-U.S. based securities, more than 4700 companies, listed on the NASDAQ stock market.)

   On the other hand, the stock market's advance was remarkably narrow, led by a relatively small number of large-cap growth and technology companies. Small capitalization companies in general, and value-oriented companies in particular, continued to lag the major averages substantially and failed to participate in the gains of their larger, growth-oriented counterparts. Because CitiFunds Small Cap Value Portfolio invests primarily in small companies selling at attractive valuations, its performance reflected the sector's recent weakness.

   Thank you for your continued confidence and participation.

Sincerely,

/s/Philip Coolidge
------------------
Philip W. Coolidge
President
May 20, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   The Portfolio provided disappointing returns in a very difficult environment for small cap stocks. The small cap sector of the U.S. stock market posted modest declines over the past six months, and continued to lag both the large-cap and mid- cap sectors. We believe that the small cap market's weakness is due primarily to investors' preference for highly liquid, large cap names with a history of consistent and predictable earnings.

   In addition to the relative underperformance of small company stocks, value style investing was out of favor for most of the reporting period. The value style, which seeks to identify companies whose true worth is not reflected in their stock prices, has taken a back seat to the growth style, a style that focuses on companies' ability to increase their profitability over time. In these unfavorable market conditions, we continued to increase the average size of the companies represented in the Portfolio. We remain committed to the small-cap universe but are seeking out opportunities among relatively larger small-cap companies. In recognition of the market's preference for larger capitalization companies, we have reduced our exposure to companies with market capitalizations below $100 million, which is at the low end of our capitalization range. Instead, we have focused on companies within the small cap universe in the $500 million to $1 billion range. In our view, companies in this capitalization range should offer greater liquidity, be more recognizable to investors and represent better opportunities.

   We also tried to take advantage of attractive valuations by purchasing stocks of companies that we regarded as unfairly punished during last fall's steep market declines. We found such opportunities in a variety of industries. These recent additions contributed positively to performance as their stock prices rebounded. Our long-standing investment approach, which evaluates stocks on a company-by-company basis rather than according to macroeconomic or industry trends, led to modest changes in the Portfolio's industry and market-sector concentrations. For example, we increased our holdings in the consumer nondurables sector, which includes apparel companies, from about 4% of the Portfolio to approximately 10%.

   We also increased our exposure to the industrial services sector, which we believed represented attractive values in an environment characterized by low oil prices. While energy service stocks hurt the Portfolio's performance for most of the reporting period, they rose sharply in April when oil prices increased from a low of $11 per barrel to about $16 per barrel. In fact, April was a very good month for the CitiFunds Small Cap Value Portfolio. Value-oriented stocks provided better returns than growth stocks for the first time in many years, and investors began to show signs of renewed interest in small cap stocks. The difference in valuations between large cap and small cap stocks, which had reached historically wide levels, began to narrow. Merger activity increased as small companies were targeted for acquisition by larger competitors because of their attractive prices. Perhaps most significantly, earnings reports from many small companies began to meet or exceed analysts' expectations, while many larger companies reported disappointing earnings.

   Looking forward, we are optimistic regarding the growth potential of small-cap value stocks over the long term. While it is much too soon to determine if April's positive developments will hold true over the longer term, we remain confident that the question facing investors is not whether small-cap stocks will recover, but when.

   Our experience is that patience, discipline and a long-term perspective are some of the keys to investing successfully in smaller, value-oriented companies. The Portfolio's average price to earnings ratio, a key indicator of value, stands at 11 times earnings. In our view, this leaves plenty of room for the Portfolio's valuations to grow. That is why we urge our shareholders to stay the course.

FUND FACTS

FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER                             DIVIDENDS
Citibank, N.A.                                 Paid semi-annually, if any

PORTFOLIO SUBADVISER                           CAPITAL GAINS
Franklin Advisory Services, LLC                Distributed annually, if any

COMMENCEMENT OF OPERATIONS                     BENCHMARKS
March 2, 1998                                  o Lipper Small Cap Funds Average
                                               o Russell 2000(R) Value Index
NET ASSETS AS OF 4/30/99
Class A shares
$23.8 million
Class B shares
$46,341

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 1999 (Unaudited)
COMPANY, INDUSTRY                                               % OF NET ASSETS

JLG Industries Inc., Producer Manufacturing                               3.35%
--------------------------------------------------------------------------------
Global Industrial Technologies Inc., Producer Manufacturing               2.89%
--------------------------------------------------------------------------------
Timberland Co., Consumer Non-Durables                                     2.14%
--------------------------------------------------------------------------------
Timken Co., Producer Manufacturing                                        2.12%
--------------------------------------------------------------------------------
Rowan Companies Inc., Industrial Services                                 2.07%
--------------------------------------------------------------------------------
Atwood Oceanics Inc., Industrial Services                                 2.06%
--------------------------------------------------------------------------------
Aztar Corp., Consumer Services                                            2.02%
--------------------------------------------------------------------------------
West Pharmaceutical Services Inc., Health Technology                      1.96%
--------------------------------------------------------------------------------
Fritz Companies Inc., Transportation                                      1.95%
--------------------------------------------------------------------------------
Wolverine World Wide Inc., Consumer Non-Durables                          1.93%
--------------------------------------------------------------------------------

PORTFOLIO  DIVERSIFICATION  AS OF APRIL 30,  1999  (Unaudited)

[GRAPH OMITTED]

[The following table represents a Pie Chart in the printed piece]

Technology Services           2%
Consumer                     15%
Producer Manufacturing       20%
Retail Trade                  4%
Process Industries            1%
Non-Energy Minerals           4%
Finance                      13%
Commercial Services           3%
Health Technology             3%
Electronic Technology         5%
Energy Minerals               2%
Transportation                8%
*Short-Term                  12%
Industrial Services           8%

*Includes cash and net other assets

FUND PERFORMANCE
TOTAL RETURNS

                                                                       SINCE
                                                 SIX        ONE       3/2/98
ALL PERIODS ENDED APRIL 30, 1999 (Unaudited)    MONTHS**    YEAR    (INCEPTION)*
--------------------------------------------------------------------------------
CitiFunds SmallCap Value Portfolio (Class A)
  without sales charge                            1.54%   (29.69)%  (24.00)%
Lipper Small Cap Funds Average                   14.27%   (11.11)%   (3.00)%+
Russell 2000(R)Value Index                        9.16%   (15.33)%   (6.38)%+
CitiFunds SmallCap Value Portfolio (Class A)
  with maximum sales charge of 5.00%            (3.54)%   (33.21)%  (27.28)%
CitiFunds SmallCap Value Portfolio (Class B)
  without deferred sales charge                    --         --     (3.07)%#**
Lipper Small Cap Funds Average                     --         --     (0.07)%++**
Russell 2000(R) Value Index                        --         --     (1.45)%++**
CitiFunds SmallCap Value Portfolio (Class B)
  with a maximum deffered sales charge of 5.00%    --         --     (7.92)%#**

  * Average Annual Total Return
 ** Not Annualized
  + From 2/28/98
 ++ From 12/31/98
  # Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have declined to $6,906 with sales charge (as of 4/30/99). The graph shows how the Fund compares to its benchmarks over the same period.


[The following table represents a chart in the printed piece].


               Lipper Growth &          Russell 2000        CitiFunds Small Cap
Date           Income Funds Avg.         Value Index        Value Portfolio (A)

3/2/98                10000                   10000                   9500
3/31/98               10465                 10405.6                   9861
4/30/98            10550.81                10456.59                   9823
5/31/98             9955.75                10086.42                   9234
6/30/98             10034.4                10029.94                   8816
7/31/98             9312.92                  9244.6                 7818.5
8/31/98             7449.41                 7796.89                 6393.5
9/30/98             8122.83                 8237.42                 6488.5
10/31/98            8445.31                 8482.07                   6802
11/30/98            8991.72                 8711.93                 6811.5
12/31/98            9650.82                 8985.49                 7020.5
1/31/99             9687.49                 9104.99                 8944.5
2/28/99             8896.02                 8367.49                   6232
3/31/99              9068.6                 8498.02                   6232
4/30/99              9649.9                 9259.44                 6906.5




The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at anytime. If the waivers were not in place, the Fund's returns would have been lower. The maximum sales charge of 5.00% went into effect January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investment in Small Cap Value Portfolio, at value (Note 1A)        $23,946,619
Receivable for shares of beneficial interest sold                        3,698
Receivable from Sub-Administrator                                       23,638
--------------------------------------------------------------------------------
  Total assets                                                      23,973,955
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   59,017
Accrued expenses and other liabilities 50,233
--------------------------------------------------------------------------------
  Total liabilities                                                    109,250
--------------------------------------------------------------------------------
NET ASSETS                                                         $23,864,705
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $39,627,529
Unrealized depreciation                                            (13,351,919)
Accumulated net realized loss                                       (2,365,284)
Undistributed net investment loss                                      (45,621)
--------------------------------------------------------------------------------
  Total                                                            $23,864,705
--------------------------------------------------------------------------------
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($23,818,364/3,275,597 shares outstanding)     $7.27
Offering Price per share (7.27 / 0.95)                                   $7.65**
--------------------------------------------------------------------------------
CLASS B SHARES:
Net Asset Value per share and offering price
  ($46,341/6,393 shares outstanding)                                     $7.25*
--------------------------------------------------------------------------------

 * Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
** Based upon single purchases of less than $25,000.

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Dividend Income from Small Cap Value Portfolio           $156,271
Interest Income from Small Cap Value Portfolio             12,268
Allocated Expenses from Small Cap Value Portfolio        (125,118)
--------------------------------------------------------------------------------
                                                                        $43,421
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                   35,685
Service fees Class A (Note 3)                              35,666
Service fees Class B (Note 3)                                  19
Transfer agent fees                                        17,234
Custody and fund accounting fees                           11,263
Legal fees                                                 10,501
Audit fees                                                  7,360
Shareholder reports                                         7,068
Trustees fees                                               3,349
Other                                                      20,220
--------------------------------------------------------------------------------
  Total expenses                                          148,365
Less expenses assumed by the Sub-Administrator (Note 6)   (23,638)
Less aggregate amount waived by the Manager (Note 2)      (35,685)
--------------------------------------------------------------------------------
  Net expenses                                                           89,042
--------------------------------------------------------------------------------
Net investment loss                                                     (45,621)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
SMALL CAP VALUE PORTFOLIO:
Net realized loss                                      (3,986,423)
Unrealized appreciation                                 4,062,193
--------------------------------------------------------------------------------
Net realized and unrealized gain from
  Small Cap Value Portfolio                                              75,770
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $30,149
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                 SIX MONTHS      MARCH 2, 1998
                                                    ENDED        (COMMENCEMENT
                                               APRIL 30, 1999  OF OPERATIONS) TO
                                                 (Unaudited)   OCTOBER 31, 1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                              $   (45,621)     $  (112,586)
Net realized gain (loss)                          (3,986,423)        1,621,139
Unrealized appreciation(depreciation)              4,062,193       (17,414,112)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           30,149       (15,905,559)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                     --                --
Net realized gain                                         --                --
--------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholder  --                --
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                    1,464,468       67,749,327
Net asset value of shares issued to shareholders
  from reinvestment of distributions                       --               --
Cost of shares repurchased                        (10,986,316)     (18,531,110)
--------------------------------------------------------------------------------
   Total Class A                                   (9,521,848)      49,218,217
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                       48,570               --
Net asset value of shares issued to shareholders
  from reinvestment of distributions                       --               --
Cost of shares repurchased                             (4,824)              --
--------------------------------------------------------------------------------
   Total Class B                                       43,746               --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  transactions in shares of beneficial interest    (9,478,102)      49,218,217
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              (9,447,953)      33,312,658
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               $33,312,658               --
--------------------------------------------------------------------------------
End of period (Including undistributed
  net investment income (loss)
  of (45,621) and $0)                             $23,864,705      $33,312,658
--------------------------------------------------------------------------------

* January 4, 1999 (Commencement of Operations) to April 30, 1999.

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                           CLASS A
                                               ---------------------------------
                                                                FOR THE PERIOD
                                                 SIX MONTHS      MARCH 2, 1998
                                                    ENDED        (COMMENCEMENT
                                               APRIL 30, 1999  OF OPERATIONS) TO
                                                 (Unaudited)   OCTOBER 31, 1998
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                 $7.16          $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                                 (0.014)         (0.022)+
Net realized and unrealized gain (loss)
  on investments                                     0.124          (2.818)
--------------------------------------------------------------------------------
  Total from operations                              0.110          (2.840)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                   --              --
Net realized gain on investments                        --              --
--------------------------------------------------------------------------------
  Total distributions                                   --              --
--------------------------------------------------------------------------------
Net Asset Value, end of period                       $7.27          $ 7.16
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)          $23,819         $33,313
Ratio of expenses to average net assets (A)           1.50%*          1.50%*
Ratio of net investment income (loss) to
  average net assets                                 (0.32)%*        (0.39)%*
Total return                                          1.54%**       (28.40)%**

Note: If Agents of the Fund had not voluntarily waived a portion of their fees, the net investment income (loss) per share and the ratios would have been as follows:

Net investment loss per share                      ($0.032)        ($0.036)
RATIOS:
Expenses to average net assets (A)                    1.92%*          1.74%*
Net investment loss to average net assets            (0.74)%*        (0.63)%*
--------------------------------------------------------------------------------

  * Annualized
 ** Not Annualized
  + The per share amounts were computed  using monthly  average of shares during the period
(A) Includes the Fund's share of Small Cap Value Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS (Continued)

                                                                    CLASS B
                                                              -----------------
                                                                FOR THE PERIOD
                                                               JANUARY 4, 1999
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                APRIL 30, 1999
                                                                  (Unaudited)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                 $7.48
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                                                 (0.014)
Net realized and unrealized loss on investments                     (0.216)
--------------------------------------------------------------------------------
Total from operations                                                (0.23)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                   --
Net realized gain on investments                                        --
--------------------------------------------------------------------------------
Total distributions                                                     --
--------------------------------------------------------------------------------
Net Asset Value, end of period                                       $7.25
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                          $46,341
Ratio of expenses to average net assets (A)                           2.25%*
Ratio of net investment income (loss) to average net assets          (0.18)%*
Total return                                                         (3.07)%**

Note: If Agents of the Fund had not voluntarily waived a portion of their fees, the net investment income (loss) per share and the ratios would have been as follows:

Net investment loss per share                                      ($0.025)
RATIOS:
Expenses to average net assets (A)                                    2.67%*
Net investment loss to average net assets                            (0.60)%*
--------------------------------------------------------------------------------

  * Annualized
 ** Not Annualized
(A) Includes the Fund's share of Small Cap Value Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Small Cap Value Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Value Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (17.1% at April 30, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charges, pay a higher ongoing distribution fee than Class A but are subject to a deferred sales charges if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B shares.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $7,280,447 which will expire on October 31, 2006. Such capital loss carryover will reduce the Fund's taxable income arising from future net

CITIFUNDS SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. The management fee amounted to $35,685 all of which was voluntarily waived for the period ended April 30, 1999.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

CITIFUNDS SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Plan Rule 12b-1 under the Investment Company Act of 1940 as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class Ashares of the Fund. The Service fees for Class A shares amounted to $35,666 for the six months ended April 30, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $19 for the period ended April 30, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 1999 aggregated $1,649,556 and $11,106,157, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                   SIX          FOR THE PERIOD
                                                 MONTHS         MARCH 2, 1998
                                                  ENDED         (COMMENCEMENT
                                             APRIL 30, 1999   OF OPERATIONS) TO
                                               (Unaudited)     OCTOBER 31, 1998
--------------------------------------------------------------------------------
CLASS A
Shares sold                                      202,349              6,804,115
Shares repurchased                            (1,580,239)            (2,150,628)
--------------------------------------------------------------------------------
Class A Net increase (decrease)               (1,377,890)             4,653,487
--------------------------------------------------------------------------------
CLASS B*
Shares sold                                        7,057                     --
Shares repurchased                                  (664)                    --
--------------------------------------------------------------------------------
Class B Net increase                               6,393                     --
--------------------------------------------------------------------------------

 * January 4, 1999 (Commencement of Operations) to April 30, 1999.

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 1999, which amounted to $23,638.

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 87.7%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.9%
--------------------------------------------------------------------------------
Nash Finch Co.                       72,500   $   688,750
Reynolds & Reynolds Co               74,800     1,706,375
Unisource Worldwide
   Inc                              184,000     1,495,000
                                             ------------
                                                3,890,125
                                             ------------
CONSUMER DURABLE GOODS -- 3.4%
--------------------------------------------------------------------------------
Cannondale Corp.*                    66,000       627,000
Coachmen Industries Inc.             37,500       594,562
D.R. Horton Inc.                     48,500       936,656
Engle Homes Inc.                     55,500       645,187
Flexsteel Industries Inc.            89,200     1,165,175
Rockshox Inc.*                      124,900       175,641
TBC Corp.*                           70,000       542,500
                                             ------------
                                                4,686,721
                                             ------------
CONSUMER NON-DURABLES -- 9.9%
--------------------------------------------------------------------------------
Dimon Inc.                          200,000       875,000
Scweitzer-Mauduit
   International Inc.                90,800     1,503,875
Sola International Inc.*             89,700     1,334,288
Standard Commercial
   Corp                             479,000     2,125,563
Timberland Co.*                      43,400     3,005,450
Tropical Sportswear
   International Corp.*             109,500     2,402,156
Wolverine World
   Wide Inc.                        226,000     2,712,000
                                             ------------
                                               13,958,332
                                             ------------
CONSUMER SERVICES -- 2.0%
--------------------------------------------------------------------------------
AZTAR CORP.*                        407,700     2,828,419
                                             ------------
ELECTRONIC TECHNOLOGY -- 5.1%
--------------------------------------------------------------------------------
Aehr Test Systems*                  260,000     1,170,000
Cordant  Technologies  Inc.          13,000       599,625
ESCO  Electronics  Corp.*           129,200     1,251,625
Flir Systems  Inc.*                  35,500       488,125
Ladish  Inc.*                       249,000     1,665,187
Spacehab  Inc.*                     233,000     1,281,500
United Industrial Corp.              58,900       692,075
                                             ------------
                                                7,148,137
                                             ------------
ENERGY MINERALS -- 1.8%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                   163,000     2,587,625
                                             ------------
FINANCE -- 13.4%
--------------------------------------------------------------------------------
Acceptance Insurance
   Co.*                              96,500     1,357,031

ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------
Centris Group Inc.                  170,900   $ 1,943,988
Executive Risk Inc.                   8,200       588,350
HCC Holdings                         86,000     1,816,750
MMI Companies Inc.                  128,400     1,990,200
Matrix Capital Corp                 116,400     1,746,000
PBOC Holdings Inc.*                  85,000       743,750
PMI Group Inc.                       17,500       976,719
Penn-America
   Group Inc.                       112,100     1,177,050
Presidential Life Corp.             113,800     2,041,288
Professionals Group*                 59,200     1,505,900
Seibels Bruce
   Group Inc.*                      276,300     1,139,738
Stancorp Financial
   Group Inc.*                       45,000     1,082,813
Symons International
   Group Inc.*                      110,600       622,125
                                             ------------
                                               18,731,702
                                             ------------
HEALTH TECHNOLOGY -- 2.8%
--------------------------------------------------------------------------------
Orthologic Corp.*                   357,800     1,073,400
Skyepharma                           15,301       154,923
West Pharmaceutical
   Services Inc.                     83,200     2,750,800
                                             ------------
                                                3,979,123
                                             ------------
INDUSTRIAL SERVICES -- 8.4%
--------------------------------------------------------------------------------
Atwood Oceanics Inc.*                82,900     2,891,138
ENSCO International  Inc.           138,400     2,569,050
Perini  Corp.*                      123,800       603,525
R&B  Falcon  Corp.*                 139,140     1,391,400
Rowan Companies Inc.*               181,600     2,905,600
Santa Fe International
   Corp                              69,100     1,485,650
                                             ------------
                                               11,846,363
                                             ------------
NON-ENERGY MINERALS -- 4.1%
--------------------------------------------------------------------------------
Carpenter Technology
   Corp                              50,400     1,578,150
LTV Corp.                           410,100     2,614,388
Lone Star Technologies
   Inc.*                             92,100     1,582,967
                                             ------------
                                                5,775,505
                                             ------------
PROCESS INDUSTRIES -- 1.3%
--------------------------------------------------------------------------------
RPM Inc.                             90,400     1,271,250
Tuscarora Inc.                       48,000       606,000
                                             ------------
                                                1,877,250
                                             ------------

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------
PRODUCER MANUFACTURING -- 19.5%
--------------------------------------------------------------------------------
Baldor Electric Co.                  88,700   $ 1,713,019
Commercial Intertech
   Corp                             115,800     1,483,687
Commonwealth
   Industries Inc.                  136,500     1,313,813
Easco, Inc.                         190,400     1,428,000
Global Industrial
   Technologies Inc.*               307,600     4,056,475
Holophane Corp.*                     75,800     1,956,587
JLG Industries Inc.                 292,500     4,698,281
Keystone Consolidated
   Industries Inc.*                 181,400     1,235,787
Myers Industries Inc.                92,900     2,101,863
Patrick Industries Inc.              93,100     1,187,025
Superior Industries
   International Inc.                69,300     1,732,500
Timken Co.                          133,000     2,967,562
Watts Industries Inc.                97,900     1,505,212
                                             ------------
                                               27,379,811
                                             ------------
RETAIL TRADE -- 3.7%
--------------------------------------------------------------------------------
Duckwall-Alco
   Stores Inc.*                      65,400       600,863
Little Switzerland Inc.*             83,800        78,562
Schultz Sav-O Stores Inc.           150,950     2,415,200
Syms Corp.*                         250,000     2,015,625
                                             ------------
                                                5,110,250
                                             ------------
TECHNOLOGY SERVICES -- 1.4%
--------------------------------------------------------------------------------
Ultrak Inc.*                        326,200     1,916,425
                                             ------------
TRANSPORTATION -- 8.0%
--------------------------------------------------------------------------------
Air Express International
   Corp                              48,600     1,063,125
Conrad Industries Inc.*              28,200       169,200
Fritz Companies Inc.*               269,600     2,729,700
Kenan Transport Co.                  83,200     2,600,000
Midwest Express
   Holdings Inc.*                    51,300     1,603,125
Motor Cargo
   Industries Inc.*                 192,600     1,083,375
Tidewater Inc.                       75,000     1,987,500
                                             ------------
                                               11,236,025
                                             ------------
TOTAL COMMON STOCKS
   (Identified Cost
   $143,399,069)                              122,951,813
                                             ------------

SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 11.4%
--------------------------------------------------------------------------------
State Street Bank
   Repurchase Agreement
   4.00% due 5/03/99
   proceeds at maturity
   $16,042,346 (collateralized by
   $16,120,000 Federal National
   Mortgage Association
   5.30% due 1/08/01;
   valued at $16,358,386)                    $ 16,037,000
                                             ------------
TOTAL INVESTMENTS
   (Identified Cost
   $159,436,069)                       99.1%  138,988,813
OTHER ASSETS,
   LESS LIABILITIES                     0.9%    1,269,576
                                      -----  ------------
NET ASSETS                            100.0  $140,258,389
                                      =====  ============

* Non income producing securities.

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $159,436,069)     $138,988,813
Cash                                                                     55,868
Receivable for securities sold                                        1,416,319
Dividend and interest receivable                                         49,785
--------------------------------------------------------------------------------
  Total assets                                                      140,510,785
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                        21,600
Payable to affiliates-- Management fees (Note 2)                         23,190
Accrued expenses and other liabilities                                  207,606
--------------------------------------------------------------------------------
Total liabilities                                                       252,396
--------------------------------------------------------------------------------
NET ASSETS                                                         $140,258,389
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $140,258,389
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Dividend income                                      $861,930
Interest income                                        67,785
--------------------------------------------------------------------------------
                                                                     $  929,715
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                              597,726
Custody and fund accounting fees                       26,693
Audit fees                                             13,835
Legal fees                                             11,336
Trustees fees                                           3,594
Other                                                  41,871
--------------------------------------------------------------------------------
  Total expenses                                                        695,055
--------------------------------------------------------------------------------
Net investment income                                                   234,660
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Unrealized appreciation of investments             24,268,482
Net realized loss from investment transactions    (22,928,761)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                       1,339,721
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         $1,574,381
--------------------------------------------------------------------------------

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE PERIOD
                                                  SIX MONTHS    NOVEMBER 1, 1997
                                                    ENDED        (COMMENCEMENT
                                               APRIL 30, 1999  OF OPERATIONS) TO
                                                  (Unaudited)   OCTOBER 31, 1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income                             $    234,660     $    433,451
Net realized gain (loss) on
  investment transactions                          (22,928,761)      12,366,831
Unrealized appreciation (depreciation)
  of investments                                    24,268,482      (75,028,999)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,574,381      (62,228,717)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                 3,708,766      434,934,898
Value of withdrawals                               (35,890,285)    (201,840,654)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                        (32,181,519)     233,094,244
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:             (30,607,138)     170,865,527
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                170,865,527               --
--------------------------------------------------------------------------------
End of period                                     $140,258,389     $170,865,527
--------------------------------------------------------------------------------


SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                 FOR THE PERIOD
                                                  SIX MONTHS    NOVEMBER 1, 1997
                                                    ENDED        (COMMENCEMENT
                                               APRIL 30, 1999  OF OPERATIONS) TO
                                                  (Unaudited)   OCTOBER 31, 1998
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)         $140,258         $170,866
Ratio of expenses to average net assets              0.87%*           0.89%
Ratio of net investment income
to average net assets                                0.29%*           0.22%
Portfolio turnover                                     21%              47%
--------------------------------------------------------------------------------

*Annualized

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Value Portfolio (the "Portfolio"), a separate series of The Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amounts of $16,913,632, $42,092,855, $81,236,129 and
$40,503,947  including  $2,712,350,   $7,246,592,  $14,228,135  and  $6,126,184,
respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the period November 1, 1997 (Commencement of Operations) to October 31, 1998. "Proceeds from contributions" in the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank has delegated the daily management of the Portfolio to Franklin Advisory Services, LLC ("the Subadviser"). Citibank is a wholly owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank, amounted to $159,394 for the six months ended April 30, 1999. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the
Subadviser: 0.55% on first $250 million and 0.50% on remaining assets.

   The management fees paid to the Subadviser amounted to $438,332 for the six months ended April 30, 1999.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than   short-term   obligations,   aggregated   $32,104,029   and   $76,752,225,
respectively, for the six months ended April 30, 1999.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $159,436,069
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $12,285,702
Gross unrealized depreciation                                     (32,732,958)
--------------------------------------------------------------------------------
Net unrealized depreciation                                      $(20,447,256)
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $674. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 * AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
** AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more information contact your Service Agent or call 1-800-625-4554

  CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1999 Citicorp         [logo] Printed on recycled paper            CFS/SCV/499

                                             SEMI-ANNUAL REPORT o APRIL 30, 1999

CitiFunds(TM)

         Growth & Income Portfolio

LARGE CAP STOCKS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Portfolio Highlights                                                           4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------

CITIFUNDS GROWTH & INCOME PORTFOLIO

Statement of Assets and Liabilities                                            6
--------------------------------------------------------------------------------
Statement of Operations                                                        7
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             8
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 11
--------------------------------------------------------------------------------

GROWTH & INCOME PORTFOLIO

Portfolio of Investments                                                      14
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           16
--------------------------------------------------------------------------------
Statement of Operations                                                       16
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            17
--------------------------------------------------------------------------------
Financial Highlights                                                          17
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

   This semi-annual report covers the period from November 1, 1998 through April 30, 1999, for the CitiFundsSM Growth & Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions faced, the strategies it employed and its outlook for the future.

   Beginning May 17, 1999, Citibank, N.A. has delegated the daily management of the CitiFunds Growth & Income Portfolio's securities to a new portfolio subadviser, SSBC Fund Management, Inc. (SSBC). SSBC, an affiliate of Citibank, is an indirect wholly-owned subsidiary of Citigroup Inc.

   In managing the Fund's portfolio, SSBC uses a value-oriented approach similar to Citibank's value style as described in the Fund's prospectus. The Fund will invest primarily in common stocks that SSBC believes have potential for capital growth or current income, or both. In selecting securities, SSBC emphasizes securities of established, large-cap U.S. issuers, meaning those with market capitalizations within the top 1,000 stocks of the U.S. equity market. Frances
A. Root is the new portfolio manager of the CitiFunds Growth & Income Portfolio. Ms. Root is a Managing Director and a Senior Equity Portfolio Manager at SSBC.

   The reporting period saw a continuation of strong market trends in the U.S. which have existed for more than seven years. Lower short-term interest rates and a looser monetary policy adopted by the Federal Reserve Board in the fall of 1998 appear to have enabled U.S. businesses to more efficiently deal with the effects of economic uncertainty in Japan, Asia and Latin America. During the reporting period, consumer spending remained high, corporate earnings grew, the rate of unemployment was low and inflationary pressures continued to be virtually nonexistent.

   These economic conditions produced good results for stocks over the past six months. The Dow Jones Industrial Average ("DJIA") closed over 10,000 for the first time in history and the broader Standard & Poor's 500 Index and technology-driven Nasdaq Composite Index also recorded new highs.

   However, the stock market's advance was remarkably narrow, led by a relatively small number of growth and technology companies. Although CitiFunds Growth & Income Portfolio invests primarily in large-cap value companies, the manager pursues a patient, disciplined stock selection strategy that enabled the Portfolio to participate in much of the stock market's rise.

   Thank you for your continued confidence and participation.

Sincerely,

/s/Philip W. Coolidge
---------------------
Philip W. Coolidge
President
May 20, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   CitiFunds Growth & Income Portfolio's focus on well-established companies selling for attractive prices produced solid results during the final months of 1998 and the beginning of 1999. During this time period, the Portfolio benefited from the remarkable resilience of the U.S. financial markets that rallied strongly after last fall's sharp declines. The Portfolio also benefited in the latter part of the reporting period as the market looked toward more cyclical names with valuation characteristics representing good values that were broadly owned. (Value style investors seeks to earn a return by investing in the stocks of companies that are believed to be temporarily out of favor or priced below their worth.)

   In part, the manager attributed the market's rebound to the efforts of the central banks throughout the world to lower interest rates. These policies helped stimulate economic growth in the U.S. and overseas. Perhaps most importantly, lower interest rates signaled the central banks' willingness to fight the spread of the global currency and credit crisis that began in Asia in 1997 and extended to Russia and parts of Latin America in 1998. These moves eased investors; concerns that economic weakness might adversely affect corporate earnings, convincing them to shift their assets back to stocks from the safe haven of government bonds.

   However, the U.S. stock market's advance between November and February continued to be concentrated primarily in a relatively small number of large-cap growth companies with predictable earnings. The Portfolio held few of these types of companies, preferring instead to maintain its focus on established companies that have temporarily fallen out of favor among investors but where actions were in place to drive future earnings growth.

   The Portfolio's investment strategy paid off during the first four months of 1999, when investors appeared to become more comfortable with such "fallen angels." In fact, April 1999 was the first month in more than a year in which value stocks provided higher returns than growth stocks in the large cap sector. Growth stocks are of companies that generally have more stable earnings that are not as vulnerable to the economy.

   As "bottom-up" value managers, we identify opportunities on a company-by-company basis rather than according to broad macroeconomic or market trends. However, it is interesting to note that the Portfolio received the benefit of strong gains from holdings in a number of different market sectors, including companies with exposure to the global economic cycle in the paper, chemicals and manufacturing industries. Many of these stocks rebounded sharply during the period as investors recognized that the worst of the global financial crisis is probably behind us. The Portfolio also received good performance from its health care holdings, some of which recovered when investors' outlooks improved.

   In March and April, the U.S. stock market experienced a significant change in leadership. After many months of lagging the broader averages, value-oriented stocks posted larger short-term gains than growth stocks. In addition, economically sensitive "cyclical" companies began to go up, as investors became more comfortable with global economic conditions.

   In response to these developments, the Portfolio reduced its holdings in selective financial services companies, selling those that were believed to have already appreciated to a point at which they could no longer be considered compelling values while maintaining exposure in the sector with investments in companies possessing positive fundamentals. At the same time, the Portfolio reduced its allocation to the technology industry, a response to this sector's rapid rise that, in the view of the manager, left few attractive values in this sector.

   Looking forward, we believe we may be in the early rounds of economic conditions under which value stocks have traditionally done well. Stronger economies overseas and continuing economic strength in the U.S. should make low-priced value stocks more attractive relative to large-cap growth conditions. In fact, as of April 30, 1999, growth stocks continued to be expensive, selling at higher-than-average valuations relative to value-oriented stocks.

FUND FACTS

FUND OBJECTIVE
Long-term capital growth and current income.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid quarterly, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
March 2, 1998                            Distributed annually, if any

NET ASSETS AS OF 4/30/99                 BENCHMARKS
Class A shares                           o Standard & Poor's Barra Value  Index*
$56.6  million                           o Lipper Growth & Income
Class B shares                             Funds Average
$306,018

* The S&P Index is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance. The S&P Barra Value Index represents the value stocks in the S&P 500.

PORTFOLIO HIGHLIGHTS
================================================================================

TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 1999 (Unaudited)

COMPANY, INDUSTRY                                               % OF NET ASSETS

American Telephone & Telegraph Corp., Utilities                      5.03%
--------------------------------------------------------------------------------
Mobil Corp., Energy                                                  3.36%
--------------------------------------------------------------------------------
Chase Manhattan Bank Corp., Finance                                  3.29%
--------------------------------------------------------------------------------
Bank One Corp., Finance                                              3.18%
--------------------------------------------------------------------------------
Exxon Corp., Energy                                                  3.00%
--------------------------------------------------------------------------------
Martin Marietta Materials Inc., Basic Industries                     2.68%
--------------------------------------------------------------------------------
Raytheon Corp., Technology                                           2.68%
--------------------------------------------------------------------------------
J.P. Morgan & Co. Inc., Finance                                      2.66%
--------------------------------------------------------------------------------
Union Pacific Corp., Transportation                                  2.57%
--------------------------------------------------------------------------------
Oxford Health Plans, Healthcare Services                             2.55%
--------------------------------------------------------------------------------



PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 1999 (Unaudited)


[The following table represents a chart in the printed piece].


Real Estate              1%
Industrial Services      3%
Finance                 23%
Capital Goods            1%
Energy                  13%
Consumer                13%
Basic Industries         6%
Retail                   6%
Utilities               15%
Technology              11%
Healthcare Services      6%
Transportation           4%
*Short Term              2%

* Includes cash and net other assets.

FUND PERFORMANCE
TOTAL RETURNS

                                                                      SINCE
                                                 SIX         ONE      3/2/98
ALL PERIOD ENDED APRIL 30, 1999 (Unaudited)    MONTHS**     YEAR    (INCEPTION)*
================================================================================

CitiFunds Growth & Income
   Portfolio (Class A)
   without sales charge                       20.91%       5.95%       9.70%
Lipper Growth & Income Funds Average          18.22%      10.73%      13.70%+
S&P Barra Value Index                         21.66%      13.02%      17.41%+
CitiFunds Growth & Income
   Portfolio (Class A) with a
   maximum charge of 5.00%                    14.86%       0.65%       4.96%
CitiFunds Growth & Income
   Portfolio (Class B) without
   deferred sales charge                      --          --          12.10%#**
Lipper Growth & Income
   Funds Average                              --          --           7.74%++**
S&P Barra Value Index                         --          --          11.24%++**
CitiFunds Growth & Income
   Portfolio (Class B) with a
   maximum deferred sales
   charge of 5.00%                            --          --           6.50%#**

  *Average Annual Total Return
 **Not Annualized
  +From 2/28/98
 ++From 12/31/98
  #Commencement of Operations 1/4/99

Income Dividends Per Share $0.046 for Class A

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown $10,578 with sales charge (as of 4/30/99). The graph shows how the Fund compares to its benchmarks over the same period.


[The following table represents a chart in the printed piece].



                     Lipper Growth &        S&P Barra        CitiFunds Growth
Date                Income Funds Avg.      Value Index        & Income Fund
--------------------------------------------------------------------------------
2/28/98                  10000                10000                 9500
3/31/98                10440.9                10507                 9956
4/30/98               10513.03             10630.98               9984.5
5/31/98               10294.42             10481.09               9623.5
6/30/98               10468.13             10560.64              9623.58
7/31/98               10197.26             10331.47              9157.61
8/31/98                8702.34              8670.17              7664.63
9/30/98                9162.37              9197.32              7997.03
10/31/98               9826.29              9912.87              8749.13
11/30/98               10324.6             10429.23              9034.73
12/31/98              10785.37              10795.5              9370.98
1/31/99               10962.02             11013.57              9628.63
2/28/99               10621.23             10776.45              9409.15
3/31/99               10968.64             11103.09              9669.54
4/30/99               11617.11             12060.28             10578.15



The graph includes the initial sales charge on the Fund (no comparable charge exists for other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at anytime. If the waivers were not in place, the Fund's returns would have been lower. The maxum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (Unaudited)
================================================================================

ASSETS:
Investment in Growth & Income Portfolio, at value (Note 1A)        $57,969,484
Receivable for shares of beneficial interest sold                       22,627
--------------------------------------------------------------------------------
  Total assets                                                      57,992,111
--------------------------------------------------------------------------------
LIABILITIES:

Payable for shares of beneficial interest repurchased                1,036,228
Accrued expenses and other liabilities                                  38,462
--------------------------------------------------------------------------------
  Total liabilities                                                  1,074,690
--------------------------------------------------------------------------------
Net Assets                                                         $56,917,421
================================================================================
NET ASSETS CONSIST OF:

Paid-in capital                                                    $54,166,296
Unrealized appreciation                                              5,977,442
Accumulated net realized loss                                       (3,298,395)
Undistributed net investment income                                     72,078
--------------------------------------------------------------------------------
  Total                                                            $56,917,421
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Assets Value per share ($56,611,403/5,119,500 shares outstanding)   $11.06
Offering price per share ($11.06 / 0.95)                                $11.64*
================================================================================
CLASS B SHARES:
Net Assets Value per share and offering price
  ($306,018/27,712 shares outstanding)                                  $11.04**
--------------------------------------------------------------------------------

 * Based upon single purchases of less than $25,000.
** Redemption Price per share is equal to net asset value less an applicable contingent deferred sales charge.

 See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
================================================================================

INVESTMENT INCOME (Note 1B):
Dividend Income from Growth & Income Portfolio        $610,472
Interest Income from Growth & Income Portfolio          28,304
Allocated Expenses from Growth & Income Portfolio     (244,661)
--------------------------------------------------------------------------------
                                                                       $394,115
--------------------------------------------------------------------------------
EXPENSES:

Management fees (Note 2)                                32,540
Service fees Class A (Note 3)                           81,233
Service fees Class B (Note 3)                              470
Transfer agent fees                                     18,446
Legal fees                                               9,501
Audit fees                                               8,152
Custody and fund accounting fees                         6,842
Trustees fees                                            4,526
Shareholder reports                                      3,935
Other                                                   17,883
--------------------------------------------------------------------------------
  Total expenses                                       183,528
Less aggregate amounts waived by the Manager (Note 2)   (4,750)
--------------------------------------------------------------------------------
  Net expense                                                           178,778
--------------------------------------------------------------------------------
Net investment income                                                   215,337
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  GROWTH & INCOME PORTFOLIO:
Net realized gain                                    1,053,974
Unrealized appreciation                             10,979,580
--------------------------------------------------------------------------------
  Net realized and unrealized gain from
    Growth & Income Portfolio                                        12,033,554
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $12,248,891
================================================================================

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                            SIX MONTHS          MARCH 2, 1998
                                               ENDED            (COMMENCEMENT
                                          APRIL 30, 1999     OF OPERATIONS) TO
                                            (Unaudited)       OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:

Net investment income                      $ 215,337              $ 327,336
Net realized gain (loss)                   1,053,974             (4,352,369)
Unrealized appreciation (depreciation)    10,979,580             (5,002,138)
--------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations        12,248,891             (9,027,171)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                       (305,178)              (165,417)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST (Note 5):

CLASS A

Net proceeds from sale of shares           3,489,086            101,995,867
Net asset value of shares issued
  to shareholders from
  reinvestment of distributions              304,800                165,417
Cost of shares repurchased               (29,568,224)           (22,508,144)
--------------------------------------------------------------------------------
  Total Class A                          (25,774,338)            79,653,140
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares             287,219                     --
Net asset value of shares issued
  to shareholders from
  reinvestment of distributions                  378                     --
Cost of shares repurchased                      (103)                    --
--------------------------------------------------------------------------------
  Total Class B                              287,494                      --
--------------------------------------------------------------------------------
Net increase (decrease)in net
  assets from transactions in
  shares of beneficial interest          (25,486,844)            79,653,140
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS    (13,543,131)            70,460,552
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                       70,460,552                     --
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $72,078
  and $161,919, respectively)            $56,917,421            $70,460,552
================================================================================

* January 4, 1999 (Commencement of Operations) to April 30, 1999.

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                       CLASS A
                                    --------------------------------------------
                                                               FOR THE PERIOD
                                       SIX MONTHS               MARCH 2, 1998
                                          ENDED               (COMMENCEMENT OF
                                     APRIL 30, 1999            OPERATIONS) TO
                                       (UNAUDITED)            OCTOBER 31, 1998
================================================================================
Net Asset Value,
  beginning of period                     $9.19                    $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                     0.060                     0.041
Net realized and unrealized
  gain (loss) on investments              1.856                    (0.831)
--------------------------------------------------------------------------------
  Total from operations                   1.916                    (0.790)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                    (0.046)                   (0.020)
Net realized gain on investments             --                        --
--------------------------------------------------------------------------------
  Total distributions                    (0.046)                   (0.020)
--------------------------------------------------------------------------------
Net Asset Value, end of period           $11.06                     $9.19
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
  (000's omitted)                       $56,611                   $70,461
Ratio of expenses to average
  net assets (A)                          1.30%                    *1.30%*
Ratio of net investment income to
  average net assets                      0.66%*                    0.68%*
Total return                              20.91**                  (7.90)%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment income per share and the ratios would have been as follows:

Net investment income per share           $0.05                     $0.03
RATIOS:
Expenses to average net assets (A)        1.43%*                    1.47%*
Net investment income to average
  net assets                              0.53%                     0.51%*
================================================================================

  * Annualized.
 ** Not Annualized
(A) Includes the Fund's share of Growth &Income Portfolio allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS (Continued)

                                                                CLASS B
                                                          -------------------
                                                            JANUARY 4, 1999
                                                           (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                            APRIL 30, 1999
                                                              (Unaudited)
--------------------------------------------------------------------------------

Net Asset Value, beginning of period                            $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss)                                     0.013
Net realized and unrealized gain (loss)
  on investments                                                 1.050
--------------------------------------------------------------------------------
  Total from operations                                          1.063
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                           (0.023)
Net realized gain on investments                                    --
  Total distributions                                           (0.023)
Net Asset Value, end of period                                  $11.04
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                     $306,018
Ratio of expenses to average net assets (A)                      2.05%*
Ratio of net investment income to average net assets             0.20%*
Total return                                                    12.10%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income (loss) per share and the ratios would have been as follows:

Net investment income per share                                 $0.012
RATIOS:
Expenses to average net assets                                   2.18%*
Net investment income to average net assets                      0.07%*
================================================================================
  * Annualized.
 ** Not Annualized.
(A) Includes the Fund's share of Growth & Income Portfolio allocated expenses for the periods indicated.

10

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Growth & Income Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Fund commenced operations on March 2, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Growth & Income Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (approximately 71.0% at April 30, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial sales charge, effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A, but are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class woul receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $4,188,946 which will expire on October 31, 2006. Such

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.10% of the Fund's average daily net assets. The management fee amounted to $32,540 of which $4,750 was voluntarily waived for the six months ended April 30, 1999. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $81,233 for the six months ended April 30, 1999. Under the Class B Service Plan, the fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $470 for the period ended April 30, 1999. These fees may be used to make payments to the distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service of the maintenance of shareholder accounts. Commissions (including deferred contingent sales charges) on Fund shares paid by investors in shares of the Fund amounted to $100 for the period ended April 30, 1999.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 1999 aggregated $161,520 and $25,204,305, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                                FOR THE PERIOD
                                           SIX MONTHS            MARCH 2, 1998
                                              ENDED              (COMMENCEMENT
                                         APRIL 30, 1999        OF OPERATIONS) TO
                                           (UNAUDITED)         OCTOBER 31, 1998
--------------------------------------------------------------------------------
CLASS A:
Shares sold                                  348,486             10,026,741
Shares issued to shareholders from
  reinvestment of distributions               30,468                 17,590
Shares repurchased                        (2,925,503)            (2,378,282)
--------------------------------------------------------------------------------
Net increase (decrease)                   (2,546,549)             7,666,049
--------------------------------------------------------------------------------
CLASS B:*

Shares sold                                   27,685                     --
Shares issued to shareholders from
  reinvestment of distributions                   37                     --
Shares repurchased                               (10)                    --
--------------------------------------------------------------------------------
Net increase                                  27,712                     --
================================================================================

* January 4, 1999 (Commencement of Operations) to April 30, 1999.

GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS April 30, 1999

(Unaudited)

ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.4 %
--------------------------------------------------------------------------------
BASIC INDUSTRIES-- 5.7%
Dow Chemical Corp.                    7,100   $   931,431
Martin Marietta
  Materials Inc.                     35,460     2,191,871
Mead Corp.                           35,600     1,488,525
                                              -----------
                                                4,611,827
                                              -----------
--------------------------------------------------------------------------------
CAPITAL GOODS -- 1.6%
--------------------------------------------------------------------------------
Parker Hannifin Corp.                26,600     1,248,537
                                              -----------

CONSUMER DURABLE -- 5.3%
--------------------------------------------------------------------------------
Dana Corp.                           42,100     1,983,963
Eastman Kodak Co.                     3,015       224,994
Goodyear Tire & Rubber               20,100     1,149,469
Sunbeam Corp.                       176,300       947,613
                                              -----------
                                                4,306,039
                                              -----------
CONSUMER NON-DURABLE -- 1.9%
--------------------------------------------------------------------------------
Philip Morris Companies Inc.         44,600     1,563,788
                                              -----------

CONSUMER SERVICES -- 6.5%
--------------------------------------------------------------------------------
McDonalds Corp.                      44,700     1,894,163
New York Times Co.                   49,500     1,707,750
Tribune Co.                           4,900       408,844
Walt Disney Co.                      41,450     1,316,037
                                              -----------
                                                5,326,794
                                              -----------
ENERGY -- 13.0%
--------------------------------------------------------------------------------
Amerada Hess Corp.                   27,000     1,539,000
Burlington Resources Inc.            39,900     1,837,894
Exxon Corp.                          29,500     2,450,343
Halliburton Co.                      29,400     1,253,175
Mobil Corp.                          26,200     2,744,450
Royal Dutch
  Petroleum Corp.                    14,100       827,494
                                              -----------
                                               10,652,356
                                              -----------
FINANCE -- 22.6%
--------------------------------------------------------------------------------
Allstate Corp.                       19,900       723,862
Bank One Corp.                       44,000     2,596,000
Bankamerica Corp.                    22,300     1,605,600
Chase Manhattan
  Bank Corp.                         32,500     2,689,375
Everest Reinsurance
  Holdings                           48,000     1,455,000
Franklin Resource Inc.               19,600       784,000
J.P. Morgan & Co. Inc.               16,100     2,169,475
Lehman Brothers
  Holdings Inc.                      12,600       700,088
Mellon Bank Corp.                    22,100     1,642,306
Morgan Stanley
  Dean Witter & Co.                  14,530     1,441,194
Safeco Corp.                         28,200     1,120,950
Washington Mutual Inc.               36,300     1,492,838
                                              -----------
                                               18,420,688
                                              -----------
HEALTHCARE SERVICES -- 6.2%
--------------------------------------------------------------------------------
American Home
  Products Corp.                     33,100     2,019,100
Columbia
  Healthcare Corp.                   39,500       975,156
Oxford Health Plans*                104,400     2,081,475
                                              -----------
                                                5,075,731
                                              -----------
INDUSTRIAL SERVICES -- 2.5%
--------------------------------------------------------------------------------
Waste Management Inc.                36,000     2,034,000
                                              -----------
REAL ESTATE -- 1.5%
--------------------------------------------------------------------------------
Avalonbay
  Communities Inc.                    7,260       254,100
Camden Property Trust                 9,260       250,020
Duke Realty
  Investments Inc.                   10,960       257,560
Healthcare Reit Inc.                 10,450       245,575
Meditrust                            19,630       244,148
                                              -----------
                                                1,251,403
                                              -----------
RETAIL -- 2.0%
--------------------------------------------------------------------------------
Tommy Hilfiger Corp.*                15,200     1,062,100
Toys "R" Us Inc.*                    27,500       598,125
                                              -----------
                                                1,660,225
                                              -----------
TECHNOLOGY -- 10.7%
--------------------------------------------------------------------------------
Applied Materials Inc.               17,300       927,712
Hewlett Packard Co.                  19,700     1,553,838
Honeywell Inc.                       17,800     1,686,550
International Business
  Machines                            3,800       794,912
Raytheon Corp.                       31,100     2,184,775
3Com Corp.                           61,900     1,617,138
                                              -----------
                                                8,764,925
                                              -----------

GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)April 30, 1998

(Unaudited)

ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------

TRANSPORTATION -- 3.7%
--------------------------------------------------------------------------------
Delta Airlines Inc.                   8,400   $   532,875
Union Pacific Corp.                  35,000     2,100,000
United Airlines Corp.                 4,800       387,600
                                              -----------
                                                3,020,475
                                              -----------
UTILITIES -- 15.2%
--------------------------------------------------------------------------------
American Electric
  Power Inc.                         18,400       762,450
American Telephone
  & Telegraph Corp.                  81,300     4,105,650
Bell Atlantic Corp.                  25,800     1,486,725
Cinergy Corp.                        28,400       846,675
Entergy Corp.                        32,500     1,015,625
Public Service
  Enterprise Group                   39,900     1,596,000
SBC Communications Inc.              36,600     2,049,600
Texas Utilities Co.                  14,400       572,400
                                              -----------
                                               12,435,125
                                              -----------

TOTAL COMMON STOCKS
  (Identified Cost
   $73,002,822)                                80,371,913
                                              -----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 2.3%
--------------------------------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement 4.92%
  due 5/03/99 proceeds at
  maturity  $1,830,000
  (collateralized by
  $1,845,000 Federal
  National Mortgage
  Association, 5.30%
  due 1/12/01, valued
  at $1,871,175)                             $  1,830,000
                                              -----------

TOTAL INVESTMENTS
  (Identified Cost
  $74,832,822)                       100.7%     82,201,913
OTHER ASSETS,
  LESS LIABILITIES                    (0.7)       (537,461)
                                     -----     -----------
NET ASSETS                           100.0%    $81,664,452
                                     -----     -----------


* Non income producing securities

See notes to financial statements

GROWTH & INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)
  (Identified Cost, 74,832,822)                                     $82,201,913
Cash                                                                        324
Dividends and interest receivable                                        90,219
--------------------------------------------------------------------------------
  Total assets                                                       82,292,456
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                        553,351
Payable to affiliate--Management fee (Note 2)                            30,510
Accrued expenses and other liabilities                                   44,143
--------------------------------------------------------------------------------
  Total liabilities                                                     628,004
--------------------------------------------------------------------------------
NET ASSETS                                                          $81,664,452
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $81,664,452
--------------------------------------------------------------------------------


GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME:
Dividend income (net of foreign tax of $1,150)      $  709,300
Interest income                                         32,634
--------------------------------------------------------------------------------
                                                                   $    741,934
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               268,817
Custody and fund accounting fees                        45,897
Audit fees                                              12,115
Legal fees                                               7,258
Trustees fees                                            3,538
Other                                                      313
--------------------------------------------------------------------------------
  Total expenses                                       337,938
Less aggregate amounts waived by the Manager (Note 2)  (49,884)
--------------------------------------------------------------------------------
  Net expense                                                           288,054
--------------------------------------------------------------------------------
Net investment income                                                   453,880
--------------------------------------------------------------------------------
Net realized gain from investment transaction        1,661,708
Unrealized appreciation of investments              12,371,228
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                    14,032,936
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $14,486,816
================================================================================

See notes to financial statements

GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                             SIX MONTHS         MARCH 2, 1998
                                                ENDED         (COMMENCEMENT OF
                                           APRIL 30, 1999      OPERATIONS) TO
                                             (Unaudited)      OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                      $    453,880         $   599,983
Net realized gain (loss) on
  investment transactions                     1,661,708          (4,352,369)
Unrealized appreciation (depreciation)
  of investments                             12,371,228          (5,002,138)
--------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                            14,486,816          (8,754,524)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                  22,926,455          89,328,025
Value of withdrawals                        (26,333,519)         (9,988,801)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                       (3,407,064)         79,339,224
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                  11,079,752          70,584,700
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          70,584,700                  --
--------------------------------------------------------------------------------
End of period                               $81,664,452         $70,584,700
================================================================================


GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                               FOR THE PERIOD
                                              SIX MONTHS        MARCH 2, 1998
                                                ENDED         (COMMENCEMENT OF
                                           APRIL 30, 1999      OPERATIONS) TO
                                             (Unaudited)      OCTOBER 31, 1998

================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)     $81,664             $70,585
Ratio of expenses to average net assets         0.75%*               0.75%*
Ratio of net investment income to
  average net assets                            1.18%*               1.27%*
Portfolio turnover                                40%                  59%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                  0.88%*              0.93%*
Net investment income to average net assets     1.05%*              1.09%*
================================================================================
* Annualized

See notes to financial statements

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Growth & Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on March 2, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) Continued)

   E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank, amounted to $268,817, of which $49,884 was voluntarily waived for the six months ended April 30, 1999. The management fees are computed at the annual rate of 0.70% of the Portfolio's average daily net assets.The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than   short-term   obligations,   aggregated   $29,943,958   and   $32,063,902,
respectively, for the six months ended April 30, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $74,832,822
================================================================================
Gross unrealized appreciation                                       $10,206,949
Gross unrealized depreciation                                        (2,837,858)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 7,369,091
================================================================================

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) Continued)

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $102. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 * AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
** AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street,
New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of share holders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more information contact your Service Agent or call 1-800-625-4554

  CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1999 Citicorp
Printed on recycled paper                                            CFS/SCG/499

                                             Semi-Annual Report o April 30, 1999

CitiFunds

Small Cap Growth
Portfolio

SMALL CAP STOCKS

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED * NO BANK GUARANTEE * MAY LOSE VALUE

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Portfolio Highlights                                                           4
--------------------------------------------------------------------------------
Fund Performance                                                               5
--------------------------------------------------------------------------------
CITIFUNDS SMALL CAP GROWTH PORTFOLIO

Statement of Assets and Liabilities                                            6
--------------------------------------------------------------------------------
Statement of Operations                                                        7
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             8
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 11
--------------------------------------------------------------------------------

SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments                                                      14
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           16
--------------------------------------------------------------------------------
Statement of Operations                                                       16
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            17
--------------------------------------------------------------------------------
Financial Highlights                                                          17
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

   This semi-annual report covers the period from November 1, 1998 through April 30, 1999, for the CitiFundsSM Small Cap Growth Portfolio. Inside, the CitiFunds investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   The reporting period saw a continuation of the strong conditions that have dominated the U.S. economy for more than seven years. Lower short-term interest rates adopted by the Federal Reserve Board in the fall of 1998 appear to have helped U.S. businesses withstand the effects of economic weakness in Japan, Asia and Latin America. Consumer spending remained high, corporate earnings grew, unemployment was low and inflationary pressures continued to be virtually absent.

   These economic conditions produced mixed results for stocks over the past six months. On one hand, the Dow Jones Industrial Average closed over 10,000 for the first time in history, and the broader Standard & Poor's 500 and technology-driven Nasdaq indices also recorded new highs. On the other hand, the stock market's advance was remarkably narrow, led by a relatively small number of large cap growth and technology companies. Small-cap companies continued to lag the averages substantially, failing to participate in the gains of their larger counterparts. Because, as its name suggests, CitiFunds Small Cap Growth Portfolio invests primarily in small companies, its performance reflected the market sector's recent weakness.

   Finally, we are pleased to announce the appointment of Marguerite Wagner as portfolio manager of CitiFunds Small Cap Growth Portfolio as of January 1, 1999. Ms. Wagner has been an integral part of CitiFunds' small cap management team. Ms. Wagner joined Citibank in 1985. Since 1995, she has had portfolio management and research analyst responsibilities for an internal mid-cap fund and private equity managed accounts.

   Thank you for your continued confidence and participation.

Sincerely,

/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
May 20, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   CitiFunds Small Cap Growth Portfolio provided disappointing returns in a very difficult environment for small-cap stocks. The small-cap sector of the stock market posted modest declines over the past six months, and continued to lag both large- and mid-cap stocks. We attribute the small cap market's weakness to investors' preference for highly liquid, large-cap names with a history of consistent and predictable earnings. We are also disappointed that we did not match or exceed the returns of our benchmark, the Russell 2000 Growth Index.* However, the Index's performance was driven by a handful of high-flying Internet stocks.

   When the reporting period began in November 1998, the Portfolio contained relatively few Internet stocks. Our underweighted position in this area hurt performance. As managers, we seek to invest in small companies with a history of strong revenue and earnings growth. Most Internet companies have only very short track records, and many have no earnings at all. Later in the reporting period, however, we identified a number of Internet companies that met our high standards of revenue growth, and we have received encouraging results from these recent additions to the Portfolio.

   At the same time, we reduced our exposure to the lower end of our capitalization range. Because many of the smallest capitalization stocks in our range are relatively illiquid, (i.e., few buyers and sellers), we believed that it would be more prudent to shift assets to companies toward the higher end of our capitalization range.

   The Portfolio received positive returns from its holdings in the telecommunications industry, particularly companies in the cable television, telephone and media businesses. These companies have benefited from the rapid growth in demand for ways to quickly and efficiently transmit voices, data and images worldwide. We also received competitive returns from our holdings in the health care industry. Although the health care sector as a whole performed relatively poorly, our stock selection strategy led us to identify a variety of biotechnology companies and generic drug manufacturers that performed well.

   On the other hand, our holdings in the commercial services sector contributed negatively to the Portfolio's performance. Software manufacturers and other companies providing products and services to corporations saw their stock prices fall as investors became concerned that their revenues might be vulnerable to lower capital spending if the economy slows.

   Looking forward, we believe that the small-cap sector of the stock market still offers outstanding opportunities to invest in growing companies at attractive prices. The differences in valuations between large-sized and small-sized companies have never been greater.

   In our view, it is not a question of whether small-cap stocks will eventually regain market leadership, but when. While there is no way to predict the timing of such an event, we urge shareholders to stay the course. That's because our experience suggests that patience, discipline and a long-term perspective are crucial to investing successfully in smaller companies.


*THE RUSSELL 2000 GROWTH INDEX IS AN INDEX OF SMALL CAPITALIZATION STOCKS.

FUND FACTS

FUND OBJECTIVE

Long-term capital growth; dividend income, if any, is incidental to this investment objective

INVESTMENT MANAGER                      DIVIDENDS
Citibank, N.A.                          Paid semi-annually, if any

COMMENCEMENT OF OPERATIONS              CAPITAL GAINS
June 21, 1995                           Distributed annually, if any

NET ASSETS AS OF 4/30/99                BENCHMARKS
Class A shares                          o Lipper Small Cap Funds Average
$25.2 million                           o Russell 2000 Growth Index
Class B shares
$487,479

PORTFOLIO HIGHLIGHTS
================================================================================
TOP TEN EQUITY HOLDINGS AS OF APRIL 30, 1999 (Unaudited)
COMPANY, INDUSTRY                                               % OF NET ASSETS

E Trade Group Inc., Finance                                                2.12%
--------------------------------------------------------------------------------
Level One Communications Inc., Electronics/Technical Services              1.87%
--------------------------------------------------------------------------------
CMG Information Services Inc., Electronics/Technical Services              1.84%
--------------------------------------------------------------------------------
Catalina Marketing Corp., Commercial Services                              1.75%
--------------------------------------------------------------------------------
Whittman Hart Inc., Electronics/Technical Services                         1.70%
--------------------------------------------------------------------------------
SFX Entertainment Inc., Consumer Services                                  1.68%
--------------------------------------------------------------------------------
Heftel Broadcasting Corp., Consumer Services                               1.58%
--------------------------------------------------------------------------------
Cullen Frost Bankers Inc., Finance                                         1.52%
--------------------------------------------------------------------------------
OM Group Inc., Commodities & Processing                                    1.48%
--------------------------------------------------------------------------------
Peoples Heritage Financial Group, Finance                                  1.47%
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION AS OF APRIL 30, 1999 (Unaudited)

   [GRAPH OMITTED]

Commercial Services               9%
Multi-Industry                    3%
Utilities                         4%
Raw Materials                     1%
Electronics/Technical Services   23%
Consumer                         10%
Finance                          12%
Health Services/Technoloty       10%
Producer Manufacturing            1%
Retail                            5%
Commodities & Processing          2%
Energy Minerals                   1%
Industrial Services               1%
*Short-Term                      14%

FUND PERFORMANCE
TOTAL RETURNS

                                                                      SINCE
                                                 SIX        ONE   JUNE 21, 1995
ALL PERIODS ENDED APRIL 30, 1999 (Unaudited)    MONTHS**    YEAR   (INCEPTION)*
================================================================================
CitiFunds Small Cap Growth Portfolio (Class A)
 without sales charge                            7.43%     (18.84)%   21.09%
Lipper Small Cap Funds Average                  14.27%     (11.11)%   14.34%+
Russell 2000 Growth Index                       21.10%      (3.77)%   10.77%+
CitiFunds Small Cap Growth Portfolio (Class A)
 with a maximum sales charge of 5.00%            2.06%     (22.90)%   19.49%

Citifunds Small Cap Growth Portfolio (Class B)
 without deferred sales charge                    --           --     (4.01)%#**
Lipper Small Cap Funds Average                    --           --     (0.07)%++**
Russell 2000 Growth Index                         --           --     (7.00)%++**
CitiFunds Small Cap Growth Portfolio (Class B)
 with a maximum deferred sales charge of 5.00%    --           --     (8.81)%#**

 * Average Annual Total Return
** Not Annualized
 + From 6/30/95
++ From 12/31/98
#  Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investmentin the Fund made on inception date would have grown to $19,886 with sales charge (as of 4/30/99). The graph shows how the Fund compares to its benchmarks over the same period




Date                     Citifunds        Lipper           Russell

6/21/95                                                      9500
6/30/95                    9548            10000            10000
7/31/95                   10422            10748            10779
8/31/95                   11058            10925            10912
9/30/95                   11400            11188            11136
10/31/95                  11381            10812            10588
11/30/95                  12873            11212            11055
12/31/95                  13754            11375            11301
1/31/96                   14099            11295            11207
2/29/96                   15483            11763            11718
3/31/96                   16270            12077            11950
4/30/96                   18239            12980            12868
5/31/96                   19555            13547            13528
6/30/96                   18965            13023            12649
7/31/96                   16790            11903            11104
8/31/96                   18877            12624            11926
9/30/96                   19676            13265            12540
10/31/96                  19072            13000            12000
11/30/96                  19423            13378            12333
12/31/96                  18952            13582            12574
1/31/97                   19764            13929            12878
2/28/97                   18619            13333            12100
3/31/97                   17495            12634            11246
4/30/97                   16975            12538            11115
5/31/97                   19473            14062            12786
6/30/97                   20534            14804            13220
7/31/97                   21234            15727            13896
8/31/97                   21547            16014            14313
9/30/97                   23396            17228            15456
10/31/97                  22184            16463            14527
11/30/97                  21986            16221            14181
12/31/97                  21949            16358            14189
1/31/98                   20967            16076            14001
2/28/98                   23456            17327            15237
3/31/98                   24405            18133            15875
4/30/98                   24503            18281            15972
5/31/98                   22593            17250            14811
6/30/98                   24263            17387            14962
7/31/98                   22211            16136            13713
8/31/98                   16667            12908            10548
9/30/98                   18173            14074            11617
10/31/98                  18511            14633            12224
11/30/98                  19690            15580            13172
12/31/98                  20978            16722            14365
1/31/99                   21054            16785            14556
2/28/99                   18981            15414            13377
3/31/99                   19417            15713            13585
4/30/99                   19886            16720            14803







The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the fund's returns would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999.

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investment in Small Cap Growth Portfolio, at value (Note 1A)       $25,988,991
Receivable for shares of beneficial interest sold                        5,500
Receivable from the Sub-Administrator                                   79,839
--------------------------------------------------------------------------------
 Total assets                                                       26,074,330
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  338,091
Accrued expenses and other liabilities                                  83,576
--------------------------------------------------------------------------------
  Total liabilities                                                    421,667

--------------------------------------------------------------------------------
NET ASSETS                                                         $25,652,663
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                    $22,848,755
Unrealized appreciation                                              2,934,915
Accumulated net realized gain                                           26,663
Undistributed net investment loss                                     (157,670)
--------------------------------------------------------------------------------
  Total                                                            $25,652,663
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share
 ($25,165,184/1,381,023 shares outstanding)                             $18.22
Offering Price per share ($18.22/0.95)                                  $19.18**
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
 ($487,479/26,807 shares outstanding)                                   $18.18*
================================================================================

 * Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
** Based upon single purchases of less than $25,000.

   See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME/LOSS (NOTE 1B):
Dividend Income from Small Cap Growth Portfolio       $27,013
Interest Income from Small Cap Growth Portfolio        12,794
Allocated Expenses from Small Cap Growth Portfolio   (126,159)
--------------------------------------------------------------------------------
                                                                     $(86,352)
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               51,007
Service fees Class A (Note 3)                          36,183
Service fees Class B (Note 3)                           1,000
Transfer agent fees                                    23,243
Audit fees                                             10,980
Custody and fund accounting fees                        9,890
Legal fees                                              9,102
Shareholder reports                                     7,362
Trustees fees                                           6,259
Other                                                  12,972
--------------------------------------------------------------------------------
  Total expenses                                      167,998
Less expenses assumed by the Sub-Administrator
 (Note 6)                                             (45,673)
Less aggregate amount waived by the Manager
 (Note 2)                                             (51,007)
--------------------------------------------------------------------------------
 Net expenses                                                          71,318
--------------------------------------------------------------------------------
Net investment loss                                                  (157,670)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  SMALL CAP GROWTH PORTFOLIO:
Net realized gain                                   1,553,391
Unrealized appreciation                               627,533
--------------------------------------------------------------------------------
Net realized and unrealized gain from
  Small Cap Growth Portfolio                                        2,180,924
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                2,023,254
================================================================================

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                   Six Months
                                                      Ended
                                                 April 30, 1999   Year Ended
                                                   (Unaudited) October 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                                $(157,670)      $(263,943)
Net realized gain (loss)                           1,553,391      (1,484,882)
Unrealized appreciation (depreciation)               627,533      (3,811,810)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        2,023,254      (5,560,635)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain                                         --      (1,049,618)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                   4,072,947      15,634,929
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                                        --       1,020,162
Cost of shares repurchased                        (8,741,345)     (8,041,832)
--------------------------------------------------------------------------------
   Total Class A                                  (4,668,398)      8,613,259
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares                     504,782              --
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                                        --              --
Cost of shares repurchased                            (9,286)             --
--------------------------------------------------------------------------------
   Total Class B                                     495,496              --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions in shares of
  beneficial interest                             (4,172,902)      8,613,259
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS             (2,149,648)      2,003,006
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               27,802,311      25,799,305
--------------------------------------------------------------------------------
End of period (undistributed
  net investment loss of ($157,670) and
  $0, respectively)                              $25,652,663     $27,802,311
================================================================================
  * January 4, 1999 (Commencement of Operations) to April 30, 1999.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                                     CLASS A
                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS                      TEN MONTHS                         JUNE 21, 1995
                                                ENDED                          ENDED                            (COMMENCEMENT
                                              APRIL 30,       YEAR ENDED     OCTOBER 31,      YEAR ENDED       OF OPERATIONS)
                                                1999          OCTOBER 31,      1997          DECEMBER 31,      TO DECEMBER 31,
                                             (Unaudited)        1998         (Note 1F)          1996                1995
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
  beginning
  of period                                   $16.96            $21.24        $18.21            $14.32              $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income From
  Operations:
Net investment income (loss)                  (0.113)           (0.193)+      (0.138)+          (0.016)              0.050
Net realized and
  unrealized
  gain (loss)                                   1.373           (3.224)        3.236             5.407               4.420
------------------------------------------------------------------------------------------------------------------------------------
    Total from operations                       1.260           (3.417)        3.098             5.391               4.470
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                             --                --            --                --              (0.050)
Net realized gain                                 --            (0.863)       (0.068)           (1.501)             (0.100)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                           --            (0.863)       (0.068)           (1.501)             (0.150)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                               $18.22            $16.96        $21.24            $18.21              $14.32
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                            $25,165           $27,802       $25,799           $24,311              $5,148
Ratio of expenses to average
  net assets (A)                               1.35%*            1.35%         1.35%*            0.88%               0.00%*
Ratio of net investment income
  (loss) to average net assets               (1.07)%*          (0.98)%       (0.87)%*          (0.13)%               1.21%*
Total return                                   7.43%**        (16.56)%        17.05%**          37.80%              44.78%**

Note: If Agents of the Fund and Agents of Small Cap Growth Portfolio had not voluntarily waived a portion of their fees, assumed Fund expenses for the periods indicated and had expenses been limited to that required by certain state securities laws for the period ended December 31, 1995, the net investment income (loss) per share and the ratios would have been as follows:

Net investment loss
  per share                                  $(0.182)          $(0.319)+     $(0.252)+         $(0.133)            $(0.288)
RATIOS:
Expenses to average
  net assets (A)                               2.01%*             1.99%        2.06%*            1.83%               2.50%*
Net investment loss to
  average net assets                         (1.73)%*           (1.62)%      (1.58)%*          (1.08)%             (1.29)%*
====================================================================================================================================

  * Annualized
 ** Not Annualized

 + The per share amounts were computed using a monthly average number of shares outstanding during the period.
(A) Includes the Fund's share of Small Cap Growth Portfolio
    (formerly Small Cap Equity Portfolio) allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS (Continued)

                                                                    CLASS B
                                                                ---------------
                                                                JANUARY 4, 1999
                                                                (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                                APRIL 30, 1999
                                                                  (Unaudited)
================================================================================
Net Asset Value, beginning
  of period                                                          $18.95
--------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss)                                         (0.071)
Net realized and unrealized
  gain (loss)                                                        (0.699)
--------------------------------------------------------------------------------
    Total from operations                                            (0.770)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                    --
Net realized gain                                                        --
--------------------------------------------------------------------------------
    Total distributions                                                  --
--------------------------------------------------------------------------------
Net Asset Value, end of period                                       $18.18
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                          $487,479
Ratio of expenses to average net assets (A)                           2.10%*
Ratio of net investment loss to average net assets                  (1.89)%*
Total return                                                        (4.01)%**

Note: If Agents of the Fund and Agents of Small Cap Growth Portfolio had not voluntarily waived a portion of their fees, assumed Fund expenses for the periods indicated, the net investment income (loss) per share and the ratios would have been as follows:

Net investment loss per share                                       $(0.139)
RATIOS:
Expenses to average net assets (A)                                    2.76%*
Net investment loss to average net assets                           (2.55)%*
================================================================================
  * Annualized
 ** Not Annualized
(A) Includes the Fund's share of Small Cap Growth Portfolio (formerly Small Cap Equity Portfolio) allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Small Cap Growth Portfolio, (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Growth Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (17.5% at April 30, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Fund offers Class A and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1998. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A but are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

    C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1998, the Fund, for federal income tax

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

purposes, had a capital loss carryover of $2,190,643 which will expire on October 31, 2006. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

    F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.

   G. OTHER All the net  investment
income, realized and unrealized gain and loss of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Funds' average daily net assets. The management fee amounted to $51,007 all of which was voluntarily waived for the six months ended April 30, 1999.

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of the 1940 as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $36,183 for the six months ended April 30, 1999. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $1,000 for the period ended April 30, 1999. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the period aggregated $5,043,619 and $8,721,921, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                     SIX MONTHS ENDED
                                      APRIL 30, 1999              YEAR ENDED
                                        (Unaudited)            OCTOBER 31, 1998
================================================================================
CLASS A
Shares sold                               225,048                   775,662
Shares issued to shareholders
  from reinvestment of
  distributions                                 0                    53,147
Shares repurchased                       (483,186)                 (404,041)
--------------------------------------------------------------------------------
Class A net increase (decrease)          (258,138)                  424,768
================================================================================
CLASS B*
Shares sold                                27,320                        --
Shares issued to shareholders from
  reinvestment of distributions                --                        --
Shares repurchased                           (513)                       --
--------------------------------------------------------------------------------
Class B net increase (decrease)            26,807
================================================================================
 * January 4, 1999 (Commencement of Operations) to April 30, 1999.

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended April 30, 1999, which amounted to $45,673.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 85.5%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 9.0%
--------------------------------------------------------------------------------
Abacus Direct Corp.*                 17,655   $ 1,306,470
Applied Power Inc.                   28,500       899,531
Catalina Marketing Corp.*            30,390     2,596,446
Consolidated Graphics Inc.*           9,097       387,760
Ha Lo Industries Inc.*               72,143       847,680
ITT Services Inc.*                   39,000       957,938
Lamar Advertising Co.*               36,435     1,225,127
Lernout & Hauspie
  Speech Products*                   16,825       658,278
Medquist Inc.*                       11,920       408,260
Metzler Group Inc.*                  51,800     1,443,925
Probusiness Services Inc.*           45,640     1,637,335
Profit Recovery Group
  International Inc.*                27,051       987,361
                                              -----------
                                               13,356,361
                                              -----------
COMMODITIES & PROCESSING -- 2.1%
--------------------------------------------------------------------------------
OM GROUP INC                         60,566     2,203,088
Synetic Inc.*                         9,500       897,156
                                              -----------
                                                3,100,244
                                              -----------
CONSUMER DURABLES -- 1.3%
--------------------------------------------------------------------------------
Ethan Allen Interiors Inc.           14,300       724,831
Tower Automotive Inc.*               50,165     1,153,795
                                              -----------
                                                1,878,626
                                              -----------
CONSUMER NON-DURABLES -- 2.3%
--------------------------------------------------------------------------------
Beringer Wine Estate
  Holdings*                          34,270     1,349,381
General Nutrition Co.*               80,400     1,331,625
Horizon Organic
  Holding Corp.*                     45,830       773,381
                                              -----------
                                                3,454,387
                                              -----------
CONSUMER SERVICES -- 6.4%
--------------------------------------------------------------------------------
Heftel Broadcasting Corp.*           43,235     2,350,903
Houghton Mifflin Co.                 16,400       731,850
Metro Networks Inc.*                 32,250     1,710,855
Premier Parks Inc.*                  55,656     1,923,610
SFX Entertainment Inc.*              40,415     2,495,626
Wiley John & Son                      8,895       359,692
                                              -----------
                                                9,572,536
                                              -----------
ELECTRONICS/TECHNICAL SERVICES -- 23.4%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.*             9,500       777,813
C Cube
  Microsystems Inc.*                 55,495     1,255,574
CMG Information
  Services Inc.*                     10,725     2,730,183
Critical Path Inc.*                   4,766     $ 474,217
Dallas Semiconducter
  Corp.                              17,400       739,500
Earthlink Network Inc.*               5,600       386,050
Electronics For
  Imaging Inc.*                      42,880     2,028,760
Exodus
  Communications Inc.*               18,000     1,622,250
ICG
  Communications Inc.*               65,804     1,451,801
Infoseek  Corp.*                      8,400       428,925
Launch Media Inc.*                      580        14,645
Legato Systems Inc.*                 34,995     1,415,110
Level One
  Communications Inc.*               53,915     2,769,883
Macromedia Inc.*                     29,685     1,230,072
Mercury Interactive
  Corp.*                             49,560     1,396,973
Mettler Toledo
  International Inc.*                31,600       825,550
Microchip Technology Inc.*           18,185       636,475
Miningco Com  Inc.*                     997        65,304
Network Appliance Inc.*              40,950     2,060,297
Network Solutions Inc.*               4,200       326,550
Novellus Systems Inc.*               28,595     1,351,114
PMC Sierra Inc.*                      6,800       651,950
Powerwave
  Technologies Inc.*                 14,300       434,362
Rational Software Corp.*             34,175     1,012,434
Safeguard Scientifics Inc.*          22,600     1,830,600
Sapient Corp.*                        7,890       495,097
Sipex Corp.*                         53,555       749,770
Smart Modular
  Technologies Inc.*                 59,395       794,408
Tekelec Inc.*                        88,075       795,427
Transaction System
  Architects Inc.*                   18,900       613,069
USinternetworkong Inc.*                 902        46,115
Verticalnet Inc.*                       690        78,315
Whittman Hart Inc.*                  89,150     2,518,487
Wind Systems Inc.*                   46,056       690,840
                                               ----------
                                               34,697,920
                                               ----------

ENERGY MINERALS -- 1.2%
--------------------------------------------------------------------------------
Petroleum Geological
  Services *                        105,535     1,767,711
                                               ----------
--------------------------------------------------------------------------------
FINANCE -- 11.6%
--------------------------------------------------------------------------------
Centura Banks Inc.                   25,310     1,507,527
Checkfree
Holdings Corp.*                      32,800     1,574,400
Chittenden Corp.                     46,000     1,322,500
Cullen Frost Bankers Inc.            41,730     2,250,812
E Trade Group Inc.*                  27,200     3,141,600

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 1999
(Unaudited)


ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------
FINANCE (CONT'D)
--------------------------------------------------------------------------------
Enhance Financial
  Services Group Inc.                37,740   $   780,746
Executive Risk Inc.                  14,095     1,011,316
Peoples Heritage
  Financial Group                   112,295     2,175,716
SEI Investments Co.                   6,600       627,000
Telebanc Financial Corp.*            10,174     1,054,281
U.S. Trust Corp.                     18,910     1,727,901
--------------------------------------------------------------------------------
                                               17,173,799
                                              -----------
HEALTH SERVICES/TECHNOLOGY -- 9.6%
--------------------------------------------------------------------------------
Andrx Corp.*                         20,600     1,622,250
Apria Healthcare
  Group Inc.*                        39,200       612,500
Barr Laboratories Inc.*              41,760     1,255,410
Bisys Group Inc.*                    20,320     1,031,240
Coflexip                             17,800       795,393
Coulter
  Pharmaceutical Inc.*               17,600       354,200
Covance Inc.*                        25,600       561,600
Gentex Corp.*                        22,600       679,413
Gilead Sciences Inc.*                15,700       723,181
Hanger Orthopedic
  Group*                             46,200       675,675
Medimmune Inc.*                      13,710       755,764
PSS World Medical Inc.*              32,150       313,463
Roberts Pharmaceutical
  Corp.*                             93,600     1,591,200
Ventana Medical
  Systems Inc.*                      64,000     1,560,000
Visx Inc.*                            7,500       965,625
Xomed Surgical
  Products Inc.*                     16,500       686,813
                                              -----------
                                               14,183,727
                                              -----------
INDUSTRIAL SERVICES -- 1.1%
--------------------------------------------------------------------------------
Service Experts Inc.*                28,840       466,847
Waste Connections Inc.*              42,955     1,132,938
                                              -----------
                                                1,599,785
                                              -----------
MULTI-INDUSTRY -- 2.8%
--------------------------------------------------------------------------------
Covad Communications
  Group Inc.*                        15,075     1,447,200
Pinnicle Holdings Inc.*              97,410     1,996,905
R & B Falcon Corp.*                  74,200       756,157
                                              -----------
                                                4,200,262
                                              -----------
PRODUCER MANUFACTURING -- 1.0%
--------------------------------------------------------------------------------
Aptargroup Inc.                      50,695     1,419,460
Marimba Inc.*                           631        12,620
                                              -----------
                                                1,432,080
                                              -----------


ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------
RAW MATERIALS -- 0.7%
--------------------------------------------------------------------------------

Carlisle Co.                         21,500   $ 1,053,500
                                              -----------
RETAIL -- 5.2%
--------------------------------------------------------------------------------
Boyds Collection *                   35,400       619,500
Linens N Things Inc.*                33,310     1,523,933
Men's Wearhouse Inc.*                26,151       715,884
O'Reilly Automotive Inc.*            21,400       979,050
Tiffany & Co.                        11,615       975,660
Wholesale Foods
  Market Inc.*                       43,685     1,703,715
Wilmar Industries Inc.*              71,275       864,209
Zale Corp.*                           9,800       370,563
                                              -----------
                                                7,752,514
                                              -----------

TRANSPORTATION -- 3.9%
--------------------------------------------------------------------------------
CH Robinson
  Worldwide                          35,800     1,071,763
CNF Transportation Inc.              25,300     1,105,294
Eagle U.S.A
  Airfreight Inc.*                   45,775     1,670,788
Hub Group Inc.*                      37,640       856,310
Skywest Inc.                         40,958     1,064,908
                                              -----------
                                                5,769,063
                                              -----------

UTILITIES -- 3.9%
--------------------------------------------------------------------------------
American Tower Corp.*                55,915     1,184,699
National Inc.*                       26,840     2,046,550
RSL Communications*                  36,600     1,198,650
Western Wireless Corp.*              34,850     1,431,028
                                              -----------
                                                5,860,927
                                              -----------
TOTAL COMMON STOCKS
  (Identified Cost $114,236,630)              126,853,192
                                              -----------

SHORT-TERM OBLIGATIONS
AT AMORTIZED COST-- 0.3%
--------------------------------------------------------------------------------
Student Loan Marketing
  Discount Note
  4.80% due 5/03/99                               485,870
                                              -----------
TOTAL INVESTMENTS
  (Identified Cost
  $114,722,500)                        85.8%  127,339,062
OTHER ASSETS,
  LESS LIABILITIES                     14.2%   21,024,912
                                      -----  ------------
NET ASSETS                            100.0% $148,363,974
                                      =====  ============


*Non income producing securities

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $114,722,500)    $127,339,062
Cash                                                                       736
Receivable for securities sold                                      25,003,762
--------------------------------------------------------------------------------
  Total assets                                                     152,343,560
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    3,742,381
Payable to affiliates-- Management fees (Note 2)                        96,058
--------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 141,147
--------------------------------------------------------------------------------
  Total liabilities                                                  3,979,586
--------------------------------------------------------------------------------
Net Assets                                                        $148,363,974
================================================================================
Represented by:
Paid-in capital for beneficial interests                         $148,363,974
================================================================================


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME:
Dividend income                                      $170,922
Interest income                                        84,860
--------------------------------------------------------------------------------
                                                                    $ 255,782
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                              689,437
Custody and fund accounting fees                       73,520
Audit fees                                             14,163
Legal fees                                              5,556
Shareholder reports                                     5,000
Trustees fees                                           3,270
Other                                                   2,942
--------------------------------------------------------------------------------
  Total expenses                                                      793,888
--------------------------------------------------------------------------------
Net investment loss                                                  (538,106)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions      9,425,980
Unrealized appreciation of investments              6,780,033
--------------------------------------------------------------------------------
    Net Realized and Unrealized Gain On Investments                16,206,013
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations              $15,667,907
================================================================================

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS
                                                           ENDED         YEAR ENDED
                                                      APRIL 30, 1999    OCTOBER 31,
                                                        (Unaudited)         1998
=====================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                                     $   (538,106)   $ (1,122,896)
Net realized gain (loss) on investment transactions        9,425,980      (9,691,394)
Unrealized appreciation (depreciation) of investments      6,780,033     (27,795,086)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         15,667,907     (38,609,376)
-------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                      10,146,221     260,666,527
Value of withdrawals                                     (72,121,397)    (76,983,925)
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                              (61,975,176)    183,682,602
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:                   (46,307,269)    145,073,226
-------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      194,671,243      49,598,017
-------------------------------------------------------------------------------------
End of period                                           $148,363,974    $194,671,243
=====================================================================================



SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                   SIX MONTHS                    TEN MONTHS                 JUNE 21, 1995
                                     ENDED                        ENDED                     (COMMENCEMENT
                                    APRIL 30,     YEAR ENDED     OCTOBER 31,   YEAR ENDED   OF OPERATIONS)
                                      1999        OCTOBER 31,       1997      DECEMBER 31,  TO DECEMBER 31,
                                   (Unaudited)       1998        (Note 1F)       1996             1995
=============================================================================================================
Ratios/Supplemental Data:
Net Assets, end of period

  (000's omitted)                $   148,364      $194,671    $   49,598        $ 47,142      $   4,989
Ratio of expenses to average
  net assets                            0.86%*        0.88%         0.85%*          0.61%          0.00%*
Ratio of net investment income
  (loss) to average net assets        (0.58)%*      (0.50)%       (0.37)%*          0.15%          1.22%*
Portfolio turnover                        63%           51%          108%             89%            41%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets          0.86%        *0.88%         1.04%*          1.17%          2.50%*
Net investment loss to average
  net assets                          (0.58)%*      (0.50)%       (0.56)%*        (0.41)%        (1.28)%*
=============================================================================================================

* Annualized

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $15,439,632, $38,272,468, $75,166,816 and
$37,432,299  including  $2,166,532,   $5,841,516,  $11,815,501  and  $5,364,662,
respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets, and contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

   G.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the

Portfolios' business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank, amounted to $689,437 for the six months ended April 30, 1999. The management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $112,095,186  and   $189,159,751,
respectively, for the six months ended April 30, 1999.

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                                                   $114,722,500
================================================================================
Gross unrealized appreciation                                    $ 21,955,556
Gross unrealized depreciation                                      (9,338,994)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $ 12,616,562
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolio collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $212. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
C. Oscar Morong Jr
E. Kirby Warren
William S. Woods Jr

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 * AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
** AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
Citibank, N.A
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves



This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1999 Citicorp      [R LOGO] Printed on recycled paper            CFS/SCG/499